                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-08437
                                  ---------------------------------------------

                           Undiscovered Managers Funds
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

           522 Fifth Avenue, New York, NY                       10036
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

          Stephen M. Benham, Inc., 522 Fifth Avenue, New York, NY 10036
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-480-4111
                                                   ----------------------------
Date of fiscal year end:  August 31, 2005
                         --------------------------
Date of reporting period: September 1, 2004 through February 28, 2005
                         ---------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT
SIX MONTHS ENDED FEBRUARY 28, 2005 (UNAUDITED)


JPMORGAN FUNDS


UNDISCOVERED MANAGERS FUNDS


BEHAVIORAL GROWTH FUND
BEHAVIORAL VALUE FUND
REIT FUND
SMALL CAP GROWTH FUND


[JPMORGAN ASSET MANAGEMENT LOGO]

JPMORGAN ASSET MANAGEMENT is a premier global wealth manager that has been working with affluent investors for over a hundred years. This experience provides us with a keen understanding of the unique needs of the affluent investor's portfolio. The legacy of our experience, coupled with our GLOBAL INTELLECTUAL CAPITAL, is the foundation from which our investment products have been built. We have a worldwide investment presence. This local insight provides us with a global view of every investment decision we make, which we believe is crucial in light of the ever-increasing rise of globalization in our marketplace. JPMorgan Asset Management is an EXPERIENCED PARTNER dedicated to working with your financial professional to help provide you with a broad array of WEALTH SOLUTIONS.

CONTENTS

President's Letter                              1

Fund Commentaries:

Behavioral Growth Fund                          2

Behavioral Value Fund                           5

REIT Fund                                       8

Small Cap Growth Fund                          11

Portfolios of Investments                      14

Financial Statements                           24

Notes to Financial Statements                  30

Financial Highlights                           46

HIGHLIGHTS

- Economic data showed increased business activity with steady growth and low consumer price inflation furthering evidence of recovery to sustainable expansion.

- The Fed continued to raise short-term rates at a measured pace, which may affect equities as investors worry about further rate hikes.

Investments in a fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any fund.

Prospective investors should refer to the fund's prospectus for a discussion of the fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a fund, including management fees and other expenses. Please read it carefully before investing.


     JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

UNDISCOVERED MANAGERS FUNDS

PRESIDENT'S LETTER MARCH 7, 2005

[PHOTO OF GEORGE C. W. GATCH]

"During the six-month review period, the U.S. economy emerged from its oil-price-induced summer soft spot, and expanded steadily."

DEAR SHAREHOLDER:

We are pleased to present this semi-annual report for the Undiscovered Managers Funds for the six months ended February 28, 2005. Inside, you'll find in-depth information on the funds, along with an update from the portfolio management team.

SOLID ECONOMY DRIVES EQUITY MARKET GAINS

During the six-month review period, the U.S. economy emerged from its oil-price-induced summer soft spot, and expanded steadily. Economic data painted a broad picture of increasing business activity. Furthermore, corporate profits grew at a rate of 20% in the final quarter of 2004, although Wall Street analysts were expecting less robust profit growth in early 2005. Such positive evidence of progression from recovery to sustainable expansion drove a significant equity market rally, with the S&P 500 Index rising 9.99%.

Of course, there were intermittent jitters along the way. The majority of the period's gains were in November and December, followed by a sharp correction in January. An oil price fall, strong economic data and a clear conclusion to the presidential election sparked 2004's year-end rally. But in January, concerns that the Fed would raise interest rates aggressively in the face of decelerating economic and profit growth hit the market. Equities then rallied again in February as a wave of encouraging economic news pushed U.S. stocks to their highest levels of 2005. In particular, data demonstrated a positive scenario of steady growth, with low consumer price inflation.

OUTLOOK

Looking forward, we believe that the economy remains on a solid footing and the theme is one of moderate expansion. Our market forecast for 2005 is for high single-digit gains in equities and flat-to-low single-digit returns for bonds. Equity gains will likely be driven by earnings growth (as opposed to valuation multiple expansion) as corporations remain vigilant in cost-control. Our 2005 year-end target for the S&P 500 is 1300, suggesting price appreciation of 7% for the calendar year.

Equities may encounter occasional difficulty, as investors worry about the implications of further interest rate increases. We continue to view higher long- and short-term yields as likely to help the economy complete the journey to non-inflationary expansion.

On behalf of us all at JPMorgan Funds, thank you for the continued confidence and trust you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely,

/s/ George C. W. Gatch

George C. W. Gatch
President
JPMorgan Funds

UNDISCOVERED MANAGERS BEHAVIORAL GROWTH FUND

AS OF FEBRUARY 28, 2005                                            (Unaudited)

FUND FACTS

Fund Inception                                    12/31/97
Fiscal Year End                                  AUGUST 31
Net Assets as of 2/28/2005
(In Millions)                                    $   154.2
Primary Benchmark                RUSSELL 2500 GROWTH INDEX

Q: HOW DID THE FUND PERFORM?

A: The Undiscovered Managers Behavioral Growth Fund seeks growth of capital.
   During the six-month period ended February 28, 2005, the Undiscovered Managers Behavioral Growth Fund posted a return of 24.29% (Institutional Shares). The Russell 2500 Growth Index benchmark increased 18.16% during the same period.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: Most of the Fund's performance versus its benchmark during the period resulted from stock selection rather than sector allocation. The strongest contributor to relative and absolute performance was our stock selection in the information technology sector. The underweighting of financials and health care helped performance while lack of energy exposure detracted from performance.

Q: HOW WAS THE FUND MANAGED?

A: When looking for securities, we seek stocks that we believe are mispriced based on behavioral biases rather than the more typical mispricings (i.e., PE, PB, or growth rates) used by other investment managers.

   This results in a portfolio that is different from those of the typical small/mid-growth manager, producing, on average, a low correlation to the benchmark. In the past six months, we invested in a number of new companies that we believed were mispriced because of behavioral biases. The coming quarters will determine whether these stocks will outperform, but the important distinction is that there are always companies exceeding the market's expectations. Over a full market cycle, we expect that the Fund's performance will be driven by security selection, as the impact on performance from the consistent sector tilts will likely neutralize over time.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Technology                                        53.3%
Consumer Goods & Services                         21.5%
Pharmaceuticals                                    9.8%
Health Services & Systems                          5.0%
Telecommunications                                 3.6%
Short-Term Investments                             3.6%
Finance and Insurance                              1.7%
Industrial Products & Services                     1.5%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Apple Computer, Inc.                       4.8%

 2. NVIDIA Corp.                               3.9%

 3. F5 Networks, Inc.                          3.5%

 4. Gen-Probe, Inc.                            3.4%

 5. Coach, Inc.                                2.8%

 6. American Eagle Outfitters, Inc.            2.8%

 7. Affymetrix, Inc.                           2.6%

 8. Activision, Inc.                           2.5%

 9. Getty Images, Inc.                         2.5%

10. Tessera Technologies, Inc.                 2.4%

Top 10 equity holdings comprised 31.2% ($48,968 in thousands) of the Portfolio's market value of investments. As of February 28, 2005, the Fund held 50 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2005

                                                                                                    SINCE
                                                                                             INCEPTION OF
                                                                                                 INVESTOR
                                                                                             CLASS SHARES
                                               1 YEAR           3 YEAR            5 YEAR        (7/31/98)
                                               ----------------------------------------------------------
CLASS A SHARES
        Without Sales Charge                    5.38%           13.56%           (7.88%)            6.56%
           With Sales Charge*                  (0.14%)          11.54%           (8.86%)            5.69%
CLASS B SHARES
        Without Sales Charge                    5.03%           13.43%           (7.94%)            6.51%
           With Sales Charge**                  0.03%           12.65%           (8.29%)            6.51%
CLASS C SHARES
        Without Sales Charge                    5.03%           13.43%           (7.94%)            6.51%
           With Sales Charge***                 4.03%           13.43%           (7.94%)            6.51%
INSTITUTIONAL SHARES                            5.73%           13.95%           (7.60%)            8.78%(a)
INVESTOR SHARES                                 5.38%           13.56%           (7.88%)            6.56%

  *  Sales Charge for Class A Shares is 5.25%.
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.
***  Assumes 1% CDSC for the one year period and 0% thereafter.
(a)  Since inception of fund (12/31/97).

[CHART]

LIFE OF FUND PERFORMANCE (12/31/97 TO 02/28/05)

                UNDISCOVERED MANAGERS
               BEHAVIORAL GROWTH FUND
               (INSTITUTIONAL SHARES)       RUSSELL 2500 GROWTH INDEX
12/31/1997         $  3,086,400                     $  3,000,000
 1/31/1998         $  3,095,968                     $  2,960,700
 2/28/1998         $  3,371,819                     $  3,214,728
 3/31/1998         $  3,626,054                     $  3,333,994
 4/30/1998         $  3,698,212                     $  3,364,334
 5/31/1998         $  3,414,929                     $  3,148,344
 6/30/1998         $  3,570,991                     $  3,171,327
 7/31/1998         $  3,460,648                     $  2,935,063
 8/31/1998         $  2,846,383                     $  2,268,216
 9/30/1998         $  3,052,746                     $  2,467,139
10/31/1998         $  3,244,763                     $  2,633,671
11/30/1998         $  3,595,198                     $  2,820,925
12/31/1998         $  4,111,109                     $  3,092,580
 1/31/1999         $  4,243,075                     $  3,181,956
 2/28/1999         $  3,842,104                     $  2,923,899
 3/31/1999         $  4,084,541                     $  3,060,153
 4/30/1999         $  4,211,571                     $  3,304,353
 5/31/1999         $  4,235,576                     $  3,338,388
 6/30/1999         $  4,881,078                     $  3,574,412
 7/31/1999         $  4,897,674                     $  3,501,494
 8/31/1999         $  5,130,314                     $  3,425,861
 9/30/1999         $  5,007,699                     $  3,450,528
10/31/1999         $  5,262,090                     $  3,618,568
11/30/1999         $  5,967,736                     $  4,045,921
12/31/1999         $  6,809,784                     $  4,808,982
 1/31/2000         $  6,907,845                     $  4,782,052
 2/29/2000         $  8,138,823                     $  6,008,648
 3/31/2000         $  7,884,078                     $  5,536,969
 4/30/2000         $  7,488,297                     $  4,997,668
 5/31/2000         $  6,737,221                     $  4,552,876
 6/30/2000         $  7,212,195                     $  5,154,766
 7/31/2000         $  6,825,621                     $  4,732,075
 8/31/2000         $  7,293,176                     $  5,347,718
 9/30/2000         $  6,513,536                     $  5,001,721
10/31/2000         $  5,820,496                     $  4,692,614
11/30/2000         $  4,851,383                     $  3,798,671
12/31/2000         $  4,986,251                     $  4,034,189
 1/31/2001         $  5,143,817                     $  4,295,604
 2/28/2001         $  4,189,125                     $  3,632,793
 3/31/2001         $  3,638,255                     $  3,231,006
 4/30/2001         $  4,156,342                     $  3,723,411
 5/31/2001         $  4,252,769                     $  3,831,390
 6/30/2001         $  4,285,941                     $  3,917,979
 7/31/2001         $  3,917,779                     $  3,629,224
 8/31/2001         $  3,674,093                     $  3,387,881
 9/30/2001         $  3,026,718                     $  2,857,339
10/31/2001         $  3,303,360                     $  3,139,072
11/30/2001         $  3,585,136                     $  3,410,288
12/31/2001         $  3,869,437                     $  3,597,513
 1/31/2002         $  3,915,097                     $  3,443,899
 2/28/2002         $  3,704,465                     $  3,231,066
 3/31/2002         $  3,927,844                     $  3,491,167
 4/30/2002         $  3,981,263                     $  3,375,260
 5/31/2002         $  3,778,218                     $  3,205,147
 6/30/2002         $  3,524,322                     $  2,910,594
 7/31/2002         $  3,085,191                     $  2,549,098
 8/31/2002         $  3,100,309                     $  2,548,589
 9/30/2002         $  3,026,521                     $  2,355,660
10/31/2002         $  3,262,590                     $  2,491,111
11/30/2002         $  3,404,839                     $  2,722,784
12/31/2002         $  3,194,080                     $  2,550,704
 1/31/2003         $  3,199,190                     $  2,495,099
 2/28/2003         $  3,112,812                     $  2,436,963
 3/31/2003         $  3,237,324                     $  2,469,131
 4/30/2003         $  3,549,726                     $  2,684,439
 5/31/2003         $  3,978,888                     $  2,968,990
 6/30/2003         $  4,095,867                     $  3,030,151
 7/31/2003         $  4,415,755                     $  3,231,959
 8/31/2003         $  4,710,285                     $  3,405,192
 9/30/2003         $  4,641,515                     $  3,331,980
10/31/2003         $  5,037,437                     $  3,605,869
11/30/2003         $  5,202,665                     $  3,727,748
12/31/2003         $  5,029,936                     $  3,731,848
 1/31/2004         $  5,306,583                     $  3,887,466
 2/29/2004         $  5,184,531                     $  3,923,620
 3/31/2004         $  5,189,716                     $  3,937,352
 4/30/2004         $  4,745,476                     $  3,770,409
 5/31/2004         $  4,981,801                     $  3,848,833
 6/30/2004         $  5,195,022                     $  3,942,745
 7/31/2004         $  4,662,013                     $  3,634,028
 8/31/2004         $  4,410,730                     $  3,560,984
 9/30/2004         $  4,710,219                     $  3,721,584
10/31/2004         $  4,905,693                     $  3,827,277
11/30/2004         $  5,202,978                     $  4,081,026
12/31/2004         $  5,548,455                     $  4,276,507
 1/31/2005         $  5,337,614                     $  4,125,546
 2/28/2005         $  5,483,157                     $  4,207,644

SOURCE: LIPPER, INC. THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on 12/31/97.

Returns for the A, B and C Shares include performance of a predecessor fund for the period dating back to 7/31/98, the Fund's commencement of Investor Shares. Returns for the Class A, B, and C Shares prior to 6/4/04 (offering date of the Class A, B, and C Shares) are calculated using the historical expenses of the Investor Shares, which are lower than the expenses of the Class A, B, and C Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the Undiscovered Managers Behavioral Growth Fund and the Russell 2500 Growth Index from December 31, 1997 to February 28, 2005.

The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 2500 Growth Index is an unmanaged, capitalization weighted price only index, which is comprised of 2500 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

UNDISCOVERED MANAGERS BEHAVIORAL VALUE FUND

AS OF FEBRUARY 28, 2005                                             (Unaudited)

FUND FACTS

Fund Inception                                    12/28/98
Fiscal Year End                                  AUGUST 31
Net Assets as of 2/28/2005
(In Millions)                                    $   101.6
Primary Benchmark                 RUSSELL 2000 VALUE INDEX

Q: HOW DID THE FUND PERFORM?

A: The Undiscovered Managers Behavioral Value Fund seeks capital appreciation.
   During the six-month period ended February 28, 2005, the Undiscovered Managers Behavioral Value Fund posted a return of 16.14% (Institutional Shares). This compares to an increase of 15.38% for the Russell 2000 Value Index, the Fund's benchmark.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: Most of the Fund's outperformance versus its benchmark for the period resulted from stock selection. The strongest detractors to Fund performance were stocks in the financials and health care sectors. Stock selection in the information technology and telecommunication services sectors had a positive impact on Fund performance.

Q: HOW WAS THE FUND MANAGED?

A: In this strategy, we look for companies that have underperformed for an extended period but are showing credible indications that operations are turning around. The resulting portfolio tends to be overweighted in health care, information technology and underweighted in financials and utilities, as was the case in the six-month period through February 28. In the past year, we invested in a number of new companies that we believed were mispriced because of behavioral biases. The coming quarters will determine whether these stocks will outperform. Over a full market cycle, we expect that the Fund's performance will be driven by security selection, as the impact on performance from the consistent sector tilts will likely neutralize over time.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Technology                                    22.1%
Consumer Goods & Services                     21.9%
Industrial Products & Services                16.2%
Finance & Insurance                           10.3%
Energy                                         7.4%
Short-Term Investments                         5.9%
REITs                                          5.9%
Pharmaceuticals                                4.0%
Health Services & Systems                      3.5%
Utilities                                      1.5%
Telecommunications                             1.3%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. NVIDIA Corp.                               2.5%

 2. Abercrombie & Fitch Co., Class A           2.1%

 3. Health Net, Inc.                           2.0%

 4. Swift Transportation Co., Inc.             2.0%

 5. Andrew Corp.                               1.9%

 6. Tesoro Petroleum Corp.                     1.9%

 7. Synopsys, Inc.                             1.8%

 8. Crescent Real Estate Equities Co.          1.8%

 9. Service Corp. International                1.7%

10. Zale Corp.                                 1.6%

Top 10 equity holdings comprised 19.3% ($19,788 in thousands) of the Portfolio's market value of investments. As of February 28, 2005, the Fund held 87 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2005

                                                                                                   SINCE
                                                                                                INCEPTION
                                               1 YEAR           3 YEAR            5 YEAR       (12/28/98)
                                               ----------------------------------------------------------
CLASS A SHARES
        Without Sales Charge                    7.30%           18.07%            14.83%           18.44%
           With Sales Charge*                   1.67%           15.96%            13.60%           17.41%
CLASS B SHARES
        Without Sales Charge                    6.94%           17.94%            14.75%           18.37%
           With Sales Charge**                  1.94%           17.21%            14.52%           18.37%
CLASS C SHARES
        Without Sales Charge                    6.94%           17.94%            14.75%           18.37%
           With Sales Charge***                 5.94%           17.94%            14.75%           18.37%
INSTITUTIONAL SHARES                            7.48%           18.14%            14.87%           18.47%

  *  Sales Charge for Class A Shares is 5.25%.
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.
***  Assumes 1% CDSC for the one year period and 0% thereafter.

[CHART]

LIFE OF FUND PERFORMANCE (12/28/98 TO 02/28/05)

               UNDISCOVERED MANAGERS
               BEHAVIORAL VALUE FUND
              (INSTITUTIONAL SHARES)          RUSSELL 2000 VALUE INDEX
12/28/1998         $  3,000,000                     $  3,000,000
12/31/1998         $  3,160,800                     $  3,000,000
 1/31/1999         $  3,059,970                     $  2,931,900
 2/28/1999         $  2,932,676                     $  2,731,651
 3/31/1999         $  2,884,580                     $  2,708,979
 4/30/1999         $  3,225,249                     $  2,956,308
 5/31/1999         $  3,590,024                     $  3,047,067
 6/30/1999         $  3,810,811                     $  3,157,371
 7/31/1999         $  3,786,803                     $  3,082,541
 8/31/1999         $  3,625,864                     $  2,969,720
 9/30/1999         $  3,568,212                     $  2,910,326
10/31/1999         $  3,776,953                     $  2,852,119
11/30/1999         $  3,942,383                     $  2,866,950
12/31/1999         $  4,206,523                     $  2,954,966
 1/31/2000         $  3,996,197                     $  2,877,545
 2/29/2000         $  4,269,137                     $  3,053,363
 3/31/2000         $  4,439,476                     $  3,067,714
 4/30/2000         $  4,416,834                     $  3,085,814
 5/31/2000         $  4,469,395                     $  3,038,601
 6/30/2000         $  4,561,911                     $  3,127,328
 7/31/2000         $  4,571,947                     $  3,231,468
 8/31/2000         $  4,930,388                     $  3,375,915
 9/30/2000         $  5,028,010                     $  3,356,672
10/31/2000         $  4,770,073                     $  3,344,588
11/30/2000         $  4,361,755                     $  3,276,358
12/31/2000         $  4,700,663                     $  3,628,239
 1/31/2001         $  4,928,645                     $  3,728,379
 2/28/2001         $  5,018,839                     $  3,723,159
 3/31/2001         $  4,841,172                     $  3,663,588
 4/30/2001         $  5,071,612                     $  3,833,212
 5/31/2001         $  5,422,568                     $  3,931,726
 6/30/2001         $  5,492,519                     $  4,089,781
 7/31/2001         $  5,372,233                     $  3,998,170
 8/31/2001         $  5,277,144                     $  3,984,177
 9/30/2001         $  4,613,279                     $  3,544,324
10/31/2001         $  4,653,415                     $  3,636,830
11/30/2001         $  4,904,234                     $  3,898,319
12/31/2001         $  5,306,381                     $  4,136,896
 1/31/2002         $  5,301,075                     $  4,191,916
 2/28/2002         $  5,179,150                     $  4,217,487
 3/31/2002         $  5,702,244                     $  4,533,377
 4/30/2002         $  5,768,390                     $  4,692,952
 5/31/2002         $  5,567,650                     $  4,537,615
 6/30/2002         $  5,298,176                     $  4,437,334
 7/31/2002         $  4,424,507                     $  3,777,946
 8/31/2002         $  4,424,507                     $  3,761,323
 9/30/2002         $  4,053,733                     $  3,492,764
10/31/2002         $  4,132,376                     $  3,545,156
11/30/2002         $  4,817,937                     $  3,828,059
12/31/2002         $  4,452,737                     $  3,664,601
 1/31/2003         $  4,348,543                     $  3,561,260
 2/28/2003         $  4,101,111                     $  3,441,601
 3/31/2003         $  4,101,111                     $  3,478,426
 4/30/2003         $  4,628,514                     $  3,808,877
 5/31/2003         $  5,359,356                     $  4,197,763
 6/30/2003         $  5,584,449                     $  4,268,705
 7/31/2003         $  6,018,361                     $  4,481,714
 8/31/2003         $  6,262,706                     $  4,652,019
 9/30/2003         $  6,100,502                     $  4,598,521
10/31/2003         $  6,652,598                     $  4,973,300
11/30/2003         $  6,883,443                     $  5,164,275
12/31/2003         $  7,229,680                     $  5,351,222
 1/31/2004         $  7,732,143                     $  5,536,374
 2/29/2004         $  7,944,003                     $  5,643,779
 3/31/2004         $  7,847,881                     $  5,721,664
 4/30/2004         $  7,467,259                     $  5,425,854
 5/31/2004         $  7,698,744                     $  5,491,506
 6/30/2004         $  8,062,894                     $  5,770,475
 7/31/2004         $  7,439,633                     $  5,505,033
 8/31/2004         $  7,351,845                     $  5,558,982
 9/30/2004         $  7,622,393                     $  5,779,118
10/31/2004         $  7,879,267                     $  5,868,694
11/30/2004         $  8,471,788                     $  6,389,248
12/31/2004         $  8,736,955                     $  6,541,951
 1/31/2005         $  8,363,887                     $  6,288,777
 2/28/2005         $  8,540,416                     $  6,413,924

SOURCE: LIPPER, INC. THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on 12/28/98.

Returns for the A, B and C Shares include performance of a predecessor account for the period dating back to 12/28/98, the Fund's commencement of operations. Returns for the Class A, B, and C Shares prior to 6/4/04 (offering date of the Class A, B, and C Shares) are calculated using the historical expenses of the Institutional Shares, which are lower than the expenses of the Class A, B, and C Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the Undiscovered Managers Behavioral Value Fund and the Russell 2000 Value Index from December 28, 1998 to February 28, 2005. The performance of the fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

UNDISCOVERED MANAGERS REIT FUND

AS OF FEBRUARY 28, 2005                                             (Unaudited)

FUND FACTS

Fund Inception                                      1/1/98
Fiscal Year End                                  AUGUST 31
Net Assets as of 2/28/2005
(In Millions)                                    $   164.1
Primary Benchmark                MORGAN STANLEY REIT INDEX

Q: HOW DID THE PORTFOLIO PERFORM?

A: For the six-month period ended February 28, 2005, the Institutional Share
   Class of the Undiscovered Managers REIT Fund achieved a cumulative return of 8.64%, outpacing the Morgan Stanley REIT Index return of 8.32%.

   The REIT market surged in the last months of 2004, but retreated somewhat in early 2005. Overall, the hunt for yield supported the market. At the sector level, retail REITs outpaced the broader REIT index, fueled by strong fourth-quarter results. In particular, regional mall REITs posted impressive year-over-year earnings growth. Conversely, the office/industrial, residential and "other" sectors lagged the market, with manufactured home and diversified REITs being the only subsectors averaging negative returns for the period.

Q: WHY DID THE PORTFOLIO PERFORM THIS WAY?

A: The Fund's outperformance was the result of positive stock selection in the "other" and retail sectors. Stock selection was strongest in the lodging and regional mall sectors, with the Fund benefiting from overweight positions in General Growth Properties, Host Marriott and Sunstone Hotels.

   The Fund's position in General Growth Properties, a regional mall REIT, appreciated 18% over the period, as investors applauded recent positive earnings results and bullish comments from management. The Fund's overweight positions in lodging REITs, such as Host Marriott and Sunstone Hotel Investment Trust, also benefited results. The Fund's new position in Sunstone Hotel Investment Trust appreciated by over 30% over the period, as the company boasted solid operating results. The Fund subsequently sold out of the stock to lock in profits, following the stock's impressive run. ProLogis, an industrial REIT, also contributed significantly to performance, returning 12% over the six-month period. The company benefited from beating its earnings expectations and by increasing its dividend.

   Conversely, an overweight position in CarrAmerica, an office REIT, detracted from results as the company announced disappointing occupancy rates and subdued forward guidance. The Fund held an overweight position in United Dominion Realty, an apartment REIT, which also lagged the overall REIT market. The company's performance reflected investor disappointment over the company's announcement of an acquisition in California that was seen as too richly valued. The position was removed from the Fund by the end of October. The Fund did not own Vornado Realty Trust, an office REIT, over the period. This underweight position initially contributed to results following a disappointing earnings announcement, but the stock subsequently rose on the announcement that Kmart would buy Sears (Vornado owns 4% of Sears), more than offsetting this prior gain against the benchmark.

   From August 31 to February 28, the most significant changes to the Fund's largest 10 holdings were the reduction of the Public Storage position from a large to a small holding, and the increased positions in office REIT Arden Realty and apartment REITs Camden Properties and Archstone Smith Trust. These changes were made predominantly as a result of increased opportunity based on relative valuation to other stocks within their respective sectors.

Q: HOW IS THE PORTFOLIO MANAGED?

A: The Fund's objective is to achieve consistent, well-diversified, long-term returns (appreciation and income) that exceed the total return of its benchmark. The Fund seeks to achieve this objective by investing primarily in equity REITs.

   We believe that the economic recovery remains intact: real estate fundamentals are improving, as evidenced by stronger occupancy rates and an improving job market. However, REITs continue to look expensive, especially relative to other stocks. From a fixed income perspective, REITs currently yield about 5.0%, a 50 basis-point positive spread compared to the 4.4% yield on the 10-year Treasury note. Historically, REITs have yielded about 100 basis points more than the 10-year Treasury, suggesting that REIT prices are vulnerable to further increases in long-term interest rates. While we are cautious, we believe that the current robust demand for commercial real estate should provide some support in the event of any potential correction in REIT prices.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Office                                          20.1%
Apartments                                      19.8%
Regional Malls                                  13.3%
Industrial                                      12.1%
Strip Malls                                     10.8%
Hotels                                           7.8%
Office/Industrial                                7.4%
Other                                            6.5%
Self Storage                                     1.3%
Short-Term Investments                           0.9%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. ProLogis                                   7.1%

 2. Simon Property Group, Inc.                 6.8%

 3. Host Marriott Corp.                        5.7%

 4. Kimco Realty Corp.                         5.0%

 5. General Growth Properties, Inc.            4.8%

 6. Camden Property Trust                      4.6%

 7. Mack-Cali Realty Corp.                     4.1%

 8. Duke Realty Corp.                          3.3%

 9. Arden Realty, Inc.                         3.3%

10. Archstone-Smith Trust                      3.3%

Top 10 equity holdings comprised 48.0% ($78,633 in thousands) of the Portfolio's market value of investments. As of February 28, 2005 the Fund held 47 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2005

                                                                                                    SINCE
                                                                                                INCEPTION
                                               1 YEAR           3 YEAR            5 YEAR         (1/1/98)
                                               ----------------------------------------------------------
CLASS A SHARES
        Without Sales Charge                   18.00%           21.03%            21.47%           12.61%
           With Sales Charge*                  11.82%           18.86%            20.17%           11.77%
CLASS B SHARES
        Without Sales Charge                   17.57%           20.88%            21.38%           12.55%
           With Sales Charge**                 13.15%           20.19%            21.20%           12.55%
CLASS C SHARES
        Without Sales Charge                   17.53%           20.87%            21.37%           12.55%
           With Sales Charge***                16.65%           20.87%            21.37%           12.55%
INSTITUTIONAL SHARES                           18.32%           21.14%            21.54%           12.65%

  *  Sales Charge for Class A Shares is 5.25%.
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.
***  Assumes 1% CDSC for the one year period and 0% thereafter.

[CHART]

LIFE OF FUND PERFORMANCE (01/01/98 TO 02/28/05)

                UNDISCOVERED MANAGERS
                      REIT FUND
               (INSTITUTIONAL SHARES)        MORGAN STANLEY REIT INDEX
  1/1/1998         $  3,000,000                     $  3,000,000
 1/31/1998         $  2,920,800                     $  3,000,000
 2/28/1998         $  2,911,161                     $  2,951,700
 3/31/1998         $  2,978,409                     $  3,021,655
 4/30/1998         $  2,915,863                     $  2,914,689
 5/31/1998         $  2,903,908                     $  2,889,331
 6/30/1998         $  2,884,742                     $  2,889,042
 7/31/1998         $  2,748,005                     $  2,686,231
 8/31/1998         $  2,553,721                     $  2,433,188
 9/30/1998         $  2,685,748                     $  2,583,803
10/31/1998         $  2,628,273                     $  2,534,969
11/30/1998         $  2,652,191                     $  2,574,768
12/31/1998         $  2,707,356                     $  2,528,937
 1/31/1999         $  2,601,499                     $  2,460,908
 2/28/1999         $  2,542,445                     $  2,420,550
 3/31/1999         $  2,532,529                     $  2,407,237
 4/30/1999         $  2,803,256                     $  2,640,016
 5/31/1999         $  2,869,694                     $  2,695,985
 6/30/1999         $  2,842,719                     $  2,645,839
 7/31/1999         $  2,763,975                     $  2,562,495
 8/31/1999         $  2,754,025                     $  2,537,895
 9/30/1999         $  2,650,749                     $  2,431,811
10/31/1999         $  2,579,444                     $  2,376,366
11/30/1999         $  2,554,939                     $  2,341,196
12/31/1999         $  2,696,994                     $  2,414,007
 1/31/2000         $  2,696,994                     $  2,428,974
 2/29/2000         $  2,655,460                     $  2,390,353
 3/31/2000         $  2,784,781                     $  2,478,079
 4/30/2000         $  2,960,779                     $  2,644,606
 5/31/2000         $  2,989,203                     $  2,668,937
 6/30/2000         $  3,084,857                     $  2,735,126
 7/31/2000         $  3,312,519                     $  2,983,202
 8/31/2000         $  3,227,056                     $  2,860,891
 9/30/2000         $  3,395,186                     $  2,949,006
10/31/2000         $  3,232,217                     $  2,808,928
11/30/2000         $  3,322,719                     $  2,858,085
12/31/2000         $  3,547,003                     $  3,061,295
 1/31/2001         $  3,506,922                     $  3,074,458
 2/28/2001         $  3,464,137                     $  3,021,577
 3/31/2001         $  3,469,333                     $  3,046,354
 4/30/2001         $  3,538,720                     $  3,117,030
 5/31/2001         $  3,584,016                     $  3,186,851
 6/30/2001         $  3,794,756                     $  3,379,018
 7/31/2001         $  3,725,312                     $  3,306,032
 8/31/2001         $  3,866,501                     $  3,428,355
 9/30/2001         $  3,735,813                     $  3,291,221
10/31/2001         $  3,621,124                     $  3,180,965
11/30/2001         $  3,815,940                     $  3,366,415
12/31/2001         $  3,902,562                     $  3,453,942
 1/31/2002         $  3,899,830                     $  3,445,998
 2/28/2002         $  3,960,278                     $  3,514,228
 3/31/2002         $  4,183,637                     $  3,740,545
 4/30/2002         $  4,230,494                     $  3,764,484
 5/31/2002         $  4,293,952                     $  3,812,293
 6/30/2002         $  4,429,211                     $  3,921,706
 7/31/2002         $  4,230,782                     $  3,701,698
 8/31/2002         $  4,225,282                     $  3,707,991
 9/30/2002         $  4,095,566                     $  3,573,391
10/31/2002         $  3,899,798                     $  3,394,007
11/30/2002         $  4,037,461                     $  3,550,471
12/31/2002         $  4,078,239                     $  3,579,939
 1/31/2003         $  3,956,708                     $  3,481,491
 2/28/2003         $  4,037,820                     $  3,543,810
 3/31/2003         $  4,100,810                     $  3,618,230
 4/30/2003         $  4,264,843                     $  3,770,919
 5/31/2003         $  4,472,967                     $  3,983,976
 6/30/2003         $  4,586,581                     $  4,076,404
 7/31/2003         $  4,814,534                     $  4,292,861
 8/31/2003         $  4,864,605                     $  4,319,048
 9/30/2003         $  5,053,351                     $  4,471,510
10/31/2003         $  5,122,077                     $  4,547,079
11/30/2003         $  5,406,352                     $  4,746,695
12/31/2003         $  5,567,462                     $  4,895,742
 1/31/2004         $  5,841,937                     $  5,110,175
 2/29/2004         $  5,950,597                     $  5,195,515
 3/31/2004         $  6,316,559                     $  5,485,425
 4/30/2004         $  5,405,711                     $  4,672,485
 5/31/2004         $  5,740,865                     $  5,007,969
 6/30/2004         $  5,992,315                     $  5,149,695
 7/31/2004         $  6,062,425                     $  5,176,988
 8/31/2004         $  6,480,733                     $  5,592,700
 9/30/2004         $  6,476,844                     $  5,581,515
10/31/2004         $  6,790,324                     $  5,886,824
11/30/2004         $  7,042,245                     $  6,136,425
12/31/2004         $  7,371,117                     $  6,436,496
 1/31/2005         $  6,796,907                     $  5,882,314
 2/28/2005         $  7,040,799                     $  6,057,607

SOURCE: LIPPER, INC. THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on 1/1/98.

Returns for the A, B and C Shares include performance of a predecessor account for the period dating back to 1/1/98, the Fund's commencement of operations. Returns for the Class A, B, and C Shares prior to 6/4/04 (offering date of the Class A, B, and C Shares) are calculated using the historical expenses of the Institutional Shares, which are lower than the expenses of the Class A, B, and C Shares.

The graph illustrates comparative performance for $3,000,000 invested in the Undiscovered Managers REIT Fund and the Morgan Stanley REIT Index from January 1, 1998 to February 28, 2005. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Morgan Stanley REIT Index is a capitalization-weighted benchmark index of the most actively trade Real Estate Investment Trusts (REITs), designed to measure real estate equity performance. Investors cannot invest directly in an Index.

Institutional Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

UNDISCOVERED MANAGERS SMALL CAP GROWTH FUND

AS OF FEBRUARY 28, 2005                                             (Unaudited)

FUND FACTS

Fund Inception                                     10/2/00
Fiscal Year End                                  AUGUST 31
Net Assets as of 2/28/2005
(In Millions)                                    $   292.0
Primary Benchmark                RUSSELL 2000 GROWTH INDEX

Q: HOW DID THE FUND PERFORM?

A: The Undiscovered Managers Small Cap Growth Fund seeks long-term capital appreciation from selective investment in small- and mid-sized companies. For the six-month period ended February 28, 2005, the Fund returned 13.91% (Institutional Shares) while its benchmark, the Russell 2000 Growth Index, returned 17.56%.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: For the six-month period, security selection in the consumer discretionary and producer durables sectors made the largest positive contributions to performance, while our underweighting of energy companies and overweighting of technology companies led to underperformance during the period. High oil prices created very high expectations and valuations in the energy sector as a whole, penalizing growth managers with less exposure to energy-related holdings.

Q: HOW WAS THE FUND MANAGED?

A: We continued to emphasize diversified financial service companies that thrive under a variety of economic conditions. We have increased some of our positions in banks and other financial services companies that are well positioned to benefit from higher interest rates, growing adoption of online banking, gradual recovery in the venture capital and IPO markets, and continued growth in the outsourcing of data processing. We expect our emphasis on financial services companies to make a significant contribution to performance as the economic expansion progresses and the demand for innovative financial products and services continues to grow.

   We maintain our emphasis on high-quality technology companies and are confident that we will be rewarded as 2005 progresses. The outlook on Wall Street remains overly conservative for much of the technology sector despite strong fundamentals and significant upside events from many of our holdings, and large bellwethers such as IBM, Dell, Intel, Motorola and Hewlett-Packard in the fourth quarter. To start the New Year, Intel reported record revenue of $9.6 billion and a sharp decline in inventories in Q4. Just as important to the outlook for our technology holdings, Intel increased its 2005 capital spending budget by 30-40% to a range of $4.9 to $5.3 billion, signaling a reacceleration in semiconductor production and increased demand for production equipment in response to healthy trends in consumer and enterprise technology spending.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Technology                                      45.4%
Consumer Goods & Services                       14.9%
Pharmaceuticals                                 13.3%
Finance & Insurance                             12.0%
Industrial Products & Services                   5.2%
Health Services & Systems                        3.8%
Energy                                           2.7%
REITs                                            1.9%
Short-Term Investments                           0.8%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. E*TRADE Financial Corp.                      3.6%

 2. Altera Corp.                                 2.9%

 3. Polycom, Inc.                                2.8%

 4. FEI Co.                                      2.4%

 5. Genesis Microchip, Inc.                      2.3%

 6. Brooks Automation, Inc.                      2.2%

 7. Commercial Capital Bancorp, Inc.             2.2%

 8. Pixelworks, Inc.                             2.1%

 9. Lattice Semiconductor Corp.                  1.8%

10. Medarex, Inc.                                1.7%

Top 10 equity holdings comprised 24.0% ($69,209 in thousands) of the Portfolio's market value of investments. As of February 28, 2005 the Fund held 125 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2005

                                                                                                    SINCE
                                                                                                INCEPTION
                                                  1 YEAR                  3 YEAR                (10/2/00)
                                                ---------------------------------------------------------
CLASS A SHARES
        Without Sales Charge                    (11.61%)                   6.64%                  (4.93%)
           With Sales Charge*                   (16.26%)                   4.72%                  (6.08%)
INSTITUTIONAL SHARES                            (11.43%)                   6.71%                  (4.88%)

  *  Sales Charge for Class A Shares is 5.25%.

[CHART]

LIFE OF FUND PERFORMANCE (10/02/00 TO 02/28/05)

               UNDISCOVERED MANAGERS
               SMALL CAP GROWTH FUND
              (INSTITUTIONAL SHARES)         RUSSELL 2000 GROWTH INDEX
 10/2/2000         $  3,000,000                     $  3,000,000
10/31/2000         $  2,577,600                     $  3,000,000
11/30/2000         $  2,248,698                     $  2,455,200
12/31/2000         $  2,291,873                     $  2,605,458
 1/31/2001         $  2,611,131                     $  2,816,240
 2/28/2001         $  2,183,950                     $  2,430,133
 3/31/2001         $  1,900,692                     $  2,209,234
 4/30/2001         $  2,229,511                     $  2,479,644
 5/31/2001         $  2,402,299                     $  2,537,172
 6/30/2001         $  2,594,242                     $  2,606,437
 7/31/2001         $  2,315,880                     $  2,384,108
 8/31/2001         $  2,066,228                     $  2,235,101
 9/30/2001         $  1,699,059                     $  1,874,356
10/31/2001         $  1,915,010                     $  2,054,669
11/30/2001         $  2,214,900                     $  2,226,234
12/31/2001         $  2,400,288                     $  2,364,928
 1/31/2002         $  2,253,390                     $  2,280,737
 2/28/2002         $  1,978,927                     $  2,133,173
 3/31/2002         $  2,202,744                     $  2,318,546
 4/30/2002         $  1,966,830                     $  2,268,465
 5/31/2002         $  1,853,737                     $  2,135,760
 6/30/2002         $  1,706,921                     $  1,954,648
 7/31/2002         $  1,398,822                     $  1,654,218
 8/31/2002         $  1,456,593                     $  1,653,391
 9/30/2002         $  1,348,223                     $  1,534,016
10/31/2002         $  1,475,765                     $  1,611,637
11/30/2002         $  1,771,951                     $  1,771,351
12/31/2002         $  1,473,377                     $  1,649,128
 1/31/2003         $  1,442,141                     $  1,604,271
 2/28/2003         $  1,391,522                     $  1,561,437
 3/31/2003         $  1,427,702                     $  1,585,015
 4/30/2003         $  1,642,000                     $  1,734,957
 5/31/2003         $  1,938,217                     $  1,930,487
 6/30/2003         $  1,931,045                     $  1,967,745
 7/31/2003         $  2,104,453                     $  2,116,507
 8/31/2003         $  2,256,184                     $  2,230,163
 9/30/2003         $  2,198,426                     $  2,173,740
10/31/2003         $  2,451,245                     $  2,361,551
11/30/2003         $  2,501,740                     $  2,438,538
12/31/2003         $  2,542,269                     $  2,449,511
 1/31/2004         $  2,773,615                     $  2,578,111
 2/29/2004         $  2,715,092                     $  2,574,244
 3/31/2004         $  2,715,092                     $  2,586,343
 4/30/2004         $  2,471,548                     $  2,456,508
 5/31/2004         $  2,493,545                     $  2,505,393
 6/30/2004         $  2,505,763                     $  2,588,822
 7/31/2004         $  2,128,395                     $  2,356,346
 8/31/2004         $  2,111,368                     $  2,305,685
 9/30/2004         $  2,230,660                     $  2,433,189
10/31/2004         $  2,254,974                     $  2,492,315
11/30/2004         $  2,440,108                     $  2,702,916
12/31/2004         $  2,563,089                     $  2,799,951
 1/31/2005         $  2,367,269                     $  2,673,953
 2/28/2005         $  2,404,796                     $  2,710,586

SOURCE: LIPPER, INC. THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on 10/2/00.

Returns for the Class A Shares include performance of a predecessor account for the period dating back to 10/2/00, the Fund's commencement of operations. Returns for the Class A Shares prior to 6/4/04 (offering date of the Class A Shares) are calculated using the historical expenses of the Institutional Shares, which are lower than the expenses of the Class A Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the Undiscovered Managers Small Cap Growth Fund and the Russell 2000 Growth Index from October 2, 2000 to February 28, 2005. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth rates. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

UNDISCOVERED MANAGERS BEHAVIORAL GROWTH FUND

PORTFOLIO OF INVESTMENTS               AS OF FEBRUARY 28, 2005       (Unaudited)
(Amounts in thousands)

SHARES   ISSUER                                                            VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 98.1%

         COMMON STOCKS -- 98.1%

         ADVERTISING -- 2.5%
    55   Getty Images, Inc.*                                           $   3,902

         APPAREL -- 2.9%
    80   Coach, Inc.*                                                      4,459

         BIOTECHNOLOGY -- 2.6%
    94   Affymetrix, Inc.*                                                 4,015

         BUSINESS SERVICES -- 5.4%
   125   Labor Ready, Inc.*                                                2,348
    76   Resources Connection, Inc.*                                       3,796
    73   Robert Half International, Inc.                                   2,124
         -----------------------------------------------------------------------
                                                                           8,268
         -----------------------------------------------------------------------

         COMPUTER NETWORKS -- 1.5%
   374   Brocade Communications Systems, Inc.*                             2,317

         COMPUTER SOFTWARE -- 17.5%
   180   Activision, Inc.*                                                 3,938
   141   Ascential Software Corp.*                                         2,188
    97   Autodesk, Inc.                                                    2,889
   319   Compuware Corp.*                                                  2,157
    64   Hyperion Solutions Corp.*                                         3,252
    42   Kronos, Inc.*                                                     2,351
    65   Macromedia, Inc.*                                                 2,206
    33   MicroStrategy, Inc., Class A*                                     2,341
   107   THQ, Inc.*                                                        2,914
   275   TIBCO Software, Inc.*                                             2,684
         -----------------------------------------------------------------------
                                                                          26,920
         -----------------------------------------------------------------------

         COMPUTERS/COMPUTER HARDWARE -- 7.8%
   168   Apple Computer, Inc.*                                             7,537
   131   Emulex Corp.*                                                     2,212
   129   Seagate Technology (Cayman Islands)*                              2,309
         -----------------------------------------------------------------------
                                                                          12,058
         -----------------------------------------------------------------------

         CONSUMER PRODUCTS -- 1.4%
    26   Black & Decker Corp.                                              2,139

         ELECTRONICS/ELECTRICAL EQUIPMENT -- 3.7%
    93   FEI Co.*                                                      $   2,297
   109   Thomas & Betts Corp.*                                             3,397
         -----------------------------------------------------------------------
                                                                           5,694
         -----------------------------------------------------------------------

         ENTERTAINMENT/LEISURE -- 1.7%
    53   Boyd Gaming Corp.                                                 2,607

         FOOD/BEVERAGE PRODUCTS -- 2.0%
    99   Hormel Foods Corp.                                                3,078

         HEALTH CARE/HEALTH CARE SERVICES -- 5.1%
   130   CTI Molecular Imaging, Inc.*                                      2,133
    43   Dade Behring Holdings, Inc.*                                      2,709
   120   Kyphon, Inc.*                                                     2,952
         -----------------------------------------------------------------------
                                                                           7,794
         -----------------------------------------------------------------------

         INTERNET SERVICES/SOFTWARE -- 6.5%
   280   DoubleClick, Inc.*                                                2,184
   100   F5 Networks, Inc.*                                                5,509
    56   Infospace, Inc.*                                                  2,301
         -----------------------------------------------------------------------
                                                                           9,994
         -----------------------------------------------------------------------

         LEASING -- 1.7%
    90   GATX Corp.                                                        2,695

         MANUFACTURING -- 1.5%
    65   Joy Global, Inc.                                                  2,389

         PHARMACEUTICALS -- 7.4%
    75   Connetics Corp.*                                                  1,844
   106   Gen-Probe, Inc.*                                                  5,401
    57   Kos Pharmaceuticals, Inc.*                                        1,878
   100   MGI Pharma, Inc.*                                                 2,290
         -----------------------------------------------------------------------
                                                                          11,413
         -----------------------------------------------------------------------

         RESTAURANTS/FOOD SERVICES -- 4.0%
   106   Jack in the Box, Inc.*                                            3,809
    83   Landry's Restaurants, Inc.                                        2,409
         -----------------------------------------------------------------------
                                                                           6,218
         -----------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES   ISSUER                                                            VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

         RETAILING -- 5.9%
    80   American Eagle Outfitters, Inc.                               $   4,330
    99   Cabela's, Inc., Class A*                                          2,094
    45   Guitar Center, Inc.*                                              2,738
         -----------------------------------------------------------------------
                                                                           9,162
         -----------------------------------------------------------------------

         SEMI-CONDUCTORS -- 10.3%
   113   Lam Research Corp.*                                               3,537
   377   LSI Logic Corp.*                                                  2,402
   209   NVIDIA Corp.*                                                     6,047
    94   Tessera Technologies, Inc.*                                       3,830
         -----------------------------------------------------------------------
                                                                          15,816
         -----------------------------------------------------------------------

         TELECOMMUNICATIONS -- 3.7%
   184   Nextel Partners, Inc., Class A*                                   3,665
   121   Tekelec*                                                          2,060
         -----------------------------------------------------------------------
                                                                           5,725
         -----------------------------------------------------------------------

         TELECOMMUNICATIONS EQUIPMENT -- 1.6%
   228   Harmonic, Inc.*                                                   2,501

         TOYS & GAMES -- 1.4%
   120   Marvel Enterprises, Inc.*                                         2,108
         -----------------------------------------------------------------------
         Total Common Stocks                                             151,272
         (Cost $113,193)
         -----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 3.6%

         MONEY MARKET FUND -- 3.6%
 5,247   JPMorgan Prime Money Market Fund (a)                              5,247
         (Cost $5,247)
         -----------------------------------------------------------------------

         TOTAL INVESTMENTS -- 101.7%                                   $ 156,519
         (COST $118,440)
         LIABILITIES IN EXCESS OF
         OTHER ASSETS -- (1.7)%                                           (2,278)
         -----------------------------------------------------------------------

         NET ASSETS -- 100.0%                                            154,241
         -----------------------------------------------------------------------

         Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

UNDISCOVERED MANAGERS BEHAVIORAL VALUE FUND

PORTFOLIO OF INVESTMENTS               AS OF FEBRUARY 28, 2005       (Unaudited)
(Amounts in thousands)

SHARES   ISSUER                                                            VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 93.8%

         COMMON STOCKS -- 93.8%

         AEROSPACE -- 1.9%
    48   BE Aerospace, Inc.*                                           $     579
    44   Teledyne Technologies, Inc.*                                      1,336
         -----------------------------------------------------------------------
                                                                           1,915
         -----------------------------------------------------------------------

         APPLIANCES & HOUSEHOLD DURABLES -- 5.1%
    64   Furniture Brands International, Inc.                              1,487
   102   Jacuzzi Brands, Inc.*                                             1,055
    87   La-Z-Boy, Inc.                                                    1,296
    86   Maytag Corp.                                                      1,309
         -----------------------------------------------------------------------
                                                                           5,147
         -----------------------------------------------------------------------

         AUTOMOTIVE -- 1.0%
    71   Titan International, Inc.                                         1,035

         BANKING -- 4.5%
    20   Bancorp, Inc.*                                                      285
    20   Banner Corp.                                                        581
    14   City Holding Co.                                                    442
     6   Mercantile Bank Corp.                                               266
    15   Midwest Banc Holdings, Inc.                                         319
   112   NewAlliance Bancshares, Inc.                                      1,603
     9   Park National Corp.                                               1,087
         -----------------------------------------------------------------------
                                                                           4,583
         -----------------------------------------------------------------------

         BIOTECHNOLOGY -- 1.2%
    52   CuraGen Corp.*                                                      290
    88   InterMune, Inc.*                                                    974
         -----------------------------------------------------------------------
                                                                           1,264
         -----------------------------------------------------------------------

         BUSINESS SERVICES -- 3.1%
    69   Edgewater Technology, Inc.*                                         348
    20   Hudson Highland Group, Inc.*                                        330
    89   TeleTech Holdings, Inc.*                                          1,024
    40   Valassis Communications, Inc.*                                    1,485
         -----------------------------------------------------------------------
                                                                           3,187
         -----------------------------------------------------------------------

         CHEMICALS -- 1.6%
   116   Hercules, Inc.*                                                   1,656

         COMPUTER SOFTWARE -- 8.8%
    42   Advent Software, Inc.*                                              742
    43   Certegy, Inc.                                                     1,514
   181   Informatica Corp.*                                            $   1,406
    98   NetIQ Corp.*                                                      1,157
    49   Per-Se Technologies, Inc.*                                          741
   104   Synopsys, Inc.*                                                   1,874
   104   Wind River Systems, Inc.*                                         1,396
         -----------------------------------------------------------------------
                                                                           8,830
         -----------------------------------------------------------------------

         COMPUTERS/COMPUTER HARDWARE -- 0.3%
    71   NYFIX, Inc.*                                                        322

         CONSUMER SERVICES -- 2.4%
    98   Integrated Alarm Services Group, Inc.*                              608
   237   Service Corp. International*                                      1,784
         -----------------------------------------------------------------------
                                                                           2,392
         -----------------------------------------------------------------------

         ENGINEERING SERVICES -- 1.5%
    77   McDermott International, Inc.*                                    1,534

         ENTERTAINMENT/LEISURE -- 0.9%
    56   Pinnacle Entertainment, Inc.*                                       865

         FINANCIAL SERVICES -- 2.9%
    79   Investment Technology Group, Inc.*                                1,479
   141   Knight Trading Group, Inc., Class A*                              1,470
         -----------------------------------------------------------------------
                                                                           2,949
         -----------------------------------------------------------------------

         FOOD/BEVERAGE PRODUCTS -- 2.5%
    65   Chiquita Brands International, Inc.                               1,490
    28   Flowers Foods, Inc.                                                 825
    20   Imperial Sugar Co.                                                  284
         -----------------------------------------------------------------------
                                                                           2,599
         -----------------------------------------------------------------------

         HEALTH CARE/HEALTH CARE SERVICES -- 3.5%
    70   Health Net, Inc.*                                                 2,084
   103   Orthologic Corp.*                                                   588
    77   Thoratec Corp.*                                                     905
         -----------------------------------------------------------------------
                                                                           3,577
         -----------------------------------------------------------------------

         INSURANCE -- 3.0%
    23   Great American Financial Resources, Inc.                            385
    60   Ohio Casualty Corp.*                                              1,441

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES   ISSUER                                                            VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

         INSURANCE -- CONTINUED
    18   Presidential Life Corp.                                       $     275
    81   USI Holdings Corp.*                                                 923
         -----------------------------------------------------------------------
                                                                           3,024
         -----------------------------------------------------------------------

         INTERNET SERVICES/SOFTWARE -- 2.2%
    74   Internet Security Systems, Inc.*                                  1,482
    82   Saba Software, Inc.*                                                441
   102   Selectica, Inc.*                                                    326
         -----------------------------------------------------------------------
                                                                           2,249
         -----------------------------------------------------------------------

         MACHINERY & ENGINEERING EQUIPMENT -- 1.3%
    58   UNOVA, Inc.*                                                      1,339

         MANUFACTURING -- 2.4%
   104   General Cable Corp.*                                              1,235
    51   Griffon Corp.*                                                    1,167
         -----------------------------------------------------------------------
                                                                           2,402
         -----------------------------------------------------------------------

         METALS/MINING -- 2.0%
    26   Metals USA, Inc.*                                                   641
    53   RTI International Metals, Inc.*                                   1,425
         -----------------------------------------------------------------------
                                                                           2,066
         -----------------------------------------------------------------------

         MULTI-MEDIA -- 1.2%
   317   Primedia, Inc.*                                                   1,270

         OFFICE/BUSINESS EQUIPMENT -- 1.0%
   126   Interface, Inc., Class A*                                         1,048

         OIL & GAS -- 7.4%
   158   Global Industries LTD*                                            1,555
   113   Newpark Resources, Inc.*                                            720
   161   Parker Drilling Co.*                                                953
    18   SEACOR Holdings, Inc.*                                            1,102
    52   Southern Union Co.*                                               1,323
    52   Tesoro Petroleum Corp.*                                           1,902
         -----------------------------------------------------------------------
                                                                           7,555
         -----------------------------------------------------------------------

         PAPER/FOREST PRODUCTS -- 1.3%
    76   Longview Fibre Co.                                                1,275

         PHARMACEUTICALS -- 1.8%
    59   First Horizon Pharmaceutical Corp.*                           $     971
    51   Guilford Pharmaceuticals, Inc.*                                     229
   105   Star Scientific, Inc.*                                              604
         -----------------------------------------------------------------------
                                                                           1,804
         -----------------------------------------------------------------------

         REAL ESTATE INVESTMENT TRUST -- 5.9%
    39   AMLI Residential Properties Trust                                 1,080
    64   Capital Lease Funding, Inc.                                         778
   110   Crescent Real Estate Equities Co.                                 1,799
    34   Global Signal, Inc.                                                 978
    85   Inland Real Estate Corp.                                          1,369
         -----------------------------------------------------------------------
                                                                           6,004
         -----------------------------------------------------------------------

         RESTAURANTS/FOOD SERVICES -- 2.2%
    43   CEC Entertainment, Inc.*                                          1,649
    29   The Steak N Shake Co.*                                              549
         -----------------------------------------------------------------------
                                                                           2,198
         -----------------------------------------------------------------------

         RETAILING -- 6.8%
    40   Abercrombie & Fitch Co., Class A                                  2,131
    87   Pep Boys-Manny, Moe & Jack                                        1,568
   133   Restoration Hardware, Inc.*                                         704
    28   The Cato Corp., Class A                                             830
    56   Zale Corp.*                                                       1,678
         -----------------------------------------------------------------------
                                                                           6,911
         -----------------------------------------------------------------------

         SEMI-CONDUCTORS -- 4.8%
   106   Axcelis Technologies, Inc.*                                         909
    88   NVIDIA Corp.*                                                     2,542
   459   Vitesse Semiconductor Corp.*                                      1,400
         -----------------------------------------------------------------------
                                                                           4,851
         -----------------------------------------------------------------------

         SHIPPING/TRANSPORTATION -- 2.0%
    85   Swift Transportation Co., Inc.*                                   2,007

         TELECOMMUNICATIONS -- 1.3%
   171   Ubiquitel, Inc.*                                                  1,280

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES   ISSUER                                                            VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

         TELECOMMUNICATIONS EQUIPMENT -- 3.2%
   164   Andrew Corp.*                                                 $   1,985
   102   UTStarcom, Inc.*                                                  1,309
         -----------------------------------------------------------------------
                                                                           3,294
         -----------------------------------------------------------------------

         TRANSPORTATION -- 1.3%
    65   OMI Corp.                                                         1,360

         UTILITIES -- 1.5%
    83   Allegheny Energy, Inc.*                                           1,567
         -----------------------------------------------------------------------
         Total Common Stocks                                              95,359
         (Cost $77,663)
         -----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 5.9%

         MONEY MARKET FUND -- 5.9%
 6,024   JPMorgan Prime Money Market Fund (a)                              6,024
         (Cost $6,024)
         -----------------------------------------------------------------------

         TOTAL INVESTMENTS -- 99.7%                                    $ 101,383
         (COST $83,687)
         OTHER ASSETS IN EXCESS OF
         LIABILITIES -- 0.3%                                                 269
         -----------------------------------------------------------------------

         NET ASSETS -- 100.0%                                            101,652
         -----------------------------------------------------------------------

         Percentages indicated are based on net assets.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

UNDISCOVERED MANAGERS REIT FUND

PORTFOLIO OF INVESTMENTS               AS OF FEBRUARY 28, 2005       (Unaudited)
(Amounts in thousands)

SHARES   ISSUER                                                            VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 98.6%

         COMMON STOCKS -- 98.6%

         APARTMENTS -- 19.7%
    64   Apartment Investment & Management
         Co., Class A                                                  $   2,437
    11   AMLI Residential Properties Trust                                   315
   160   Archstone-Smith Trust                                             5,407
    15   Associated Estates Realty Corp.*                                    396
    50   AvalonBay Communities, Inc.                                       3,442
   164   Camden Property Trust                                             7,586
    20   Essex Property Trust, Inc.                                        1,449
    97   Gables Residential Trust                                          3,423
    77   GMH Communities Trust                                               923
   140   Mid-America Apartment Communities, Inc.                           5,240
    64   The Town & Country Trust                                          1,701
         -----------------------------------------------------------------------
                                                                          32,319
         -----------------------------------------------------------------------

         HOTELS -- 7.7%
    12   Boykin Lodging Co*                                                  116
    55   Eagle Hospitality Properties Trust, Inc.                            522
   581   Host Marriott Corp.                                               9,291
    85   InnKeepers USA Trust                                              1,136
    99   Strategic Hotel Capital, Inc.                                     1,622
         -----------------------------------------------------------------------
                                                                          12,687
         -----------------------------------------------------------------------

         INDUSTRIAL -- 12.1%
    70   AMB Property Corp.                                                2,721
   107   CenterPoint Properties Trust                                      4,700
   290   ProLogis                                                         11,539
    15   Public Storage, Inc.                                                818
         -----------------------------------------------------------------------
                                                                          19,778
         -----------------------------------------------------------------------

         OFFICE -- 19.9%
   159   Arden Realty, Inc.                                                5,451
    35   Boston Properties, Inc.                                           2,075
   117   Brandywine Realty Trust                                           3,474
   167   CarrAmerica Realty Corp.                                          5,222
    96   Equity Office Properties Trust                                    2,901
   153   Mack-Cali Realty Corp.                                            6,745
   119   Maguire Properties, Inc.                                          3,115
     0^  NTT Urban Development Corp. (Japan)*                                153
    59   Prentiss Properties Trust                                         2,060
    27   SL Green Realty Corp.                                             1,539
         -----------------------------------------------------------------------
                                                                          32,735
         -----------------------------------------------------------------------

         OFFICE/INDUSTRIAL -- 7.3%
   172   Duke Realty Corp.                                                 5,455
    82   Kilroy Realty Corp.                                               3,453
    75   Liberty Property Trust                                        $   3,126
         -----------------------------------------------------------------------
                                                                          12,034
         -----------------------------------------------------------------------

         OTHER -- 6.5%
   139   Capital Automotive Real Estate
         Investment Trust                                                  4,635
    60   Colonial Properties Trust                                         2,169
   160   Lexington Corporate Properties Trust                              3,525
    11   Washington Real Estate Investment Trust                             330
         -----------------------------------------------------------------------
                                                                          10,659
         -----------------------------------------------------------------------

         REGIONAL MALLS -- 13.3%
   226   General Growth Properties, Inc.                                   7,890
    70   Pennsylvania Real Estate Investment Trust                         2,822
   179   Simon Property Group, Inc.                                       11,074
         -----------------------------------------------------------------------
                                                                          21,786
         -----------------------------------------------------------------------

         SELF STORAGE -- 1.3%
    75   Extra Space Storage, Inc.                                         1,049
    65   U-Store-It Trust                                                  1,064
         -----------------------------------------------------------------------
                                                                           2,113
         -----------------------------------------------------------------------

         STRIP CENTERS -- 10.8%
    12   Cedarshopping Centers Inc.                                          176
    61   Equity One, Inc.                                                  1,269
    73   Federal Realty Investment Trust                                   3,669
   142   Heritage Property Investment Trust                                4,349
   154   Kimco Realty Corp.                                                8,195
         -----------------------------------------------------------------------
                                                                          17,658
         -----------------------------------------------------------------------
         Total Common Stocks                                             161,769
         (Cost $135,584)
         -----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.9%

         MONEY MARKET FUND -- 0.9%
 1,426   JPMorgan Prime Money Market Fund (a)                              1,426
         (Cost $1,426)
         -----------------------------------------------------------------------

         TOTAL INVESTMENTS -- 99.5%                                    $ 163,195
         (COST $137,010)
         OTHER ASSETS IN EXCESS OF
         LIABILITIES -- 0.5%                                                 872
         -----------------------------------------------------------------------

         NET ASSETS -- 100.0%                                            164,067
         -----------------------------------------------------------------------

         Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

UNDISCOVERED MANAGERS SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS               AS OF FEBRUARY 28, 2005       (Unaudited)
(Amounts in thousands)

SHARES   ISSUER                                                            VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 97.3%

         COMMON STOCKS -- 97.3%

         ADVERTISING -- 1.5%
   289   aQuantive, Inc.*                                              $   3,054
    60   Marchex, Inc., Class B*                                           1,235
         -----------------------------------------------------------------------
                                                                           4,289
         -----------------------------------------------------------------------

         APPAREL -- 2.6%
   104   Phillips-Van Heusen Corp.                                         2,876
   145   Quiksilver, Inc.*                                                 4,593
         -----------------------------------------------------------------------
                                                                           7,469
         -----------------------------------------------------------------------

         BANKING -- 5.6%
    16   Bank of the Ozarks, Inc.                                            562
    75   Cascade Bancorp                                                   1,392
   294   Commercial Capital Bancorp, Inc.                                  6,343
    31   Glacier Bancorp, Inc.                                               980
    41   Nara Bancorp, Inc.                                                  796
   110   Silicon Valley Bancshares*                                        4,800
    38   Sterling Financial Corp.*                                         1,465
         -----------------------------------------------------------------------
                                                                          16,338
         -----------------------------------------------------------------------

         BIOTECHNOLOGY -- 5.0%
   499   Cell Genesys, Inc.*                                               3,004
   198   Exact Sciences Corp.*                                               922
   199   Kosan Biosciences, Inc.*                                          1,065
   178   Neose Technologies, Inc.*                                           771
   248   Telik, Inc.*                                                      4,686
   570   Third Wave Technologies, Inc.*                                    3,892
   235   Transgenomic, Inc.*                                                 221
         -----------------------------------------------------------------------
                                                                          14,561
         -----------------------------------------------------------------------

         BUSINESS SERVICES -- 1.2%
    98   Labor Ready, Inc.*                                                1,841
    62   Navigant Consulting, Inc.*                                        1,591
         -----------------------------------------------------------------------
                                                                           3,432
         -----------------------------------------------------------------------

         CHEMICALS -- 1.7%
    22   Cabot Microelectronics Corp.*                                       718
   147   Symyx Technologies, Inc.*                                         4,107
         -----------------------------------------------------------------------
                                                                           4,825
         -----------------------------------------------------------------------

         COMPUTER SOFTWARE -- 7.4%
   371   Digimarc Corp.*                                                   2,868
    39   Epicor Software Corp.*                                              596
   167   Jack Henry & Associates, Inc.                                 $   3,308
   200   LivePerson, Inc.*                                                   495
   157   Magma Design Automation, Inc.*                                    2,068
   158   Mentor Graphics Corp.*                                            2,183
   178   Motive, Inc.*                                                     1,960
   146   Onyx Software Corp.*                                                437
   781   Pinnacle Systems, Inc.*                                           3,342
   231   Secure Computing Corp.*                                           2,098
   256   TradeStation Group, Inc.*                                         1,723
    34   Trident Microsystems, Inc.*                                         620
         -----------------------------------------------------------------------
                                                                          21,698
         -----------------------------------------------------------------------

         COMPUTERS/COMPUTER HARDWARE -- 5.2%
   162   Emulex Corp.*                                                     2,738
   611   Immersion Corp.*                                                  4,145
   124   Komag, Inc.*                                                      2,493
   166   RadiSys Corp.*                                                    2,521
   303   Western Digital Corp.*                                            3,411
         -----------------------------------------------------------------------
                                                                          15,308
         -----------------------------------------------------------------------

         CONSTRUCTION -- 2.1%
    58   Meritage Corp.*                                                   4,240
    55   WCI Communities, Inc.*                                            1,912
         -----------------------------------------------------------------------
                                                                           6,152
         -----------------------------------------------------------------------

         CONSUMER SERVICES -- 1.5%
    27   iPayment, Inc.*                                                   1,153
    30   Strayer Education, Inc.                                           3,205
         -----------------------------------------------------------------------
                                                                           4,358
         -----------------------------------------------------------------------

         ELECTRONICS/ELECTRICAL EQUIPMENT -- 3.0%
   169   Active Power, Inc.*                                                 635
    83   Electroglas, Inc.*                                                  342
   281   FEI Co.*                                                          6,965
    75   Identix, Inc.*                                                      446
    48   Universal Display Corp.*                                            361
         -----------------------------------------------------------------------
                                                                           8,749
         -----------------------------------------------------------------------

         ENTERTAINMENT/LEISURE -- 0.6%
    76   Macrovision Corp.*                                                1,845

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES   ISSUER                                                            VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

         ENVIRONMENTAL SERVICES -- 0.2%
    49   American Ecology Corp.                                        $     600

         FINANCIAL SERVICES -- 6.2%
   777   E*TRADE Financial Corp.*                                         10,312
   112   Encore Capital Group, Inc.*                                       2,295
    93   Euronet Worldwide, Inc.*                                          2,415
    43   Greenhill & Co., Inc.                                             1,509
    83   United PanAm Financial Corp.*                                     1,609
         -----------------------------------------------------------------------
                                                                          18,140
         -----------------------------------------------------------------------

         FOOD/BEVERAGE PRODUCTS -- 1.1%
    73   Red Robin Gourmet Burgers, Inc.*                                  3,327

         HEALTH CARE/HEALTH CARE SERVICES -- 3.7%
   101   Alliance Imaging, Inc.*                                           1,144
     9   ArthroCare Corp.*                                                   262
    26   Beverly Enterprises, Inc.*                                          313
    94   LifePoint Hospitals, Inc.*                                        3,782
   242   OraSure Technologies, Inc.*                                       1,624
   217   PainCare Holdings, Inc.*                                            867
   133   PSS World Medical, Inc.*                                          1,615
   289   Vasogen, Inc.*                                                    1,254
         -----------------------------------------------------------------------
                                                                          10,861
         -----------------------------------------------------------------------

         INTERNET SERVICES/SOFTWARE -- 3.4%
   517   Corillian Corp.*                                                  1,645
    66   Harris Interactive, Inc.*                                           331
   656   Homestore, Inc.*                                                  1,560
   142   Jupitermedia Corp.*                                               1,908
   200   Lionbridge Technologies, Inc.*                                    1,200
    23   Napster, Inc.*                                                      165
    86   Provide Commerce, Inc.*                                           2,461
    82   Trizetto Group, Inc.*                                               725
         -----------------------------------------------------------------------
                                                                           9,995
         -----------------------------------------------------------------------

         MACHINERY & ENGINEERING EQUIPMENT -- 0.3%
    32   Cognex Corp.                                                        889

         MULTIMEDIA -- 0.0%
     1   Outdoor Channel Holdings, Inc.*                                       9

         OFFICE/BUSINESS EQUIPMENT -- 0.8%
   139   Knoll, Inc.*                                                      2,327

         OIL & GAS -- 2.6%
    72   Brigham Exploration Co.*                                      $     682
    80   Headwaters, Inc.*                                                 2,586
    89   KCS Energy, Inc.*                                                 1,521
   115   Range Resources Corp.                                             2,913
         -----------------------------------------------------------------------
                                                                           7,702
         -----------------------------------------------------------------------

         PHARMACEUTICALS -- 8.1%
   189   Alkermes, Inc.*                                                   2,205
   430   Corixa Corp.*                                                     1,668
   363   Cubist Pharmaceuticals, Inc.*                                     3,734
   358   Dendreon Corp.*                                                   2,354
    89   Discovery Laboratories, Inc.*                                       524
   247   Guilford Pharmaceuticals, Inc.*                                   1,119
   503   Isis Pharmaceuticals, Inc.*                                       2,044
    56   Ista Pharmaceuticals, Inc.*                                         591
   522   La Jolla Pharmaceutical Co.*                                        726
   577   Medarex, Inc.*                                                    4,881
   121   Pain Therapeutics, Inc.*                                            774
    57   Salix Pharmaceuticals LTD*                                          930
    52   Taro Pharmaceutical Industries LTD (Israel)*                      1,474
   261   Viropharma, Inc.*                                                   593
         -----------------------------------------------------------------------
                                                                          23,617
         -----------------------------------------------------------------------

         REAL ESTATE INVESTMENT TRUST -- 1.9%
   119   NorthStar Realty Finance Corp.*                                   1,225
    39   Redwood Trust, Inc.                                               2,192
   112   Saxon Capital, Inc.                                               2,010
         -----------------------------------------------------------------------
                                                                           5,427
         -----------------------------------------------------------------------

         RESTAURANTS/FOOD SERVICES -- 1.5%
    35   BJ's Restaurants, Inc.*                                             565
    37   Buffalo Wild Wings, Inc.*                                         1,406
    42   Panera Bread Co., Class A*                                        2,267
         -----------------------------------------------------------------------
                                                                           4,238
         -----------------------------------------------------------------------

         RETAILING -- 4.9%
   100   Blue Nile, Inc.*                                                  2,812
   105   Christopher & Banks Corp.                                         1,727
    76   Cost Plus, Inc.*                                                  2,129
   159   Hot Topic, Inc.*                                                  3,386
    63   Select Comfort Corp.*                                             1,300
   111   Too, Inc.*                                                        2,935
         -----------------------------------------------------------------------
                                                                          14,289
         -----------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES   ISSUER                                                            VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

         SEMI-CONDUCTORS -- 21.0%
   395   Altera Corp.*                                                 $   8,202
    24   August Technology Corp.*                                            296
   352   Brooks Automation, Inc.*                                          6,373
   462   Credence Systems Corp.*                                           4,055
    79   Cymer, Inc.*                                                      2,289
   449   Genesis Microchip, Inc.*                                          6,623
   100   Integrated Circuit Systems, Inc.*                                 2,022
   999   Lattice Semiconductor Corp.*                                      5,276
    69   Leadis Technology, Inc.*                                            458
   216   Mykrolis Corp.*                                                   2,915
   645   Pixelworks, Inc.*                                                 6,144
   301   PLX Technology, Inc.*                                             3,622
   175   Rudolph Technologies, Inc.*                                       3,213
   495   Skyworks Solutions, Inc.*                                         3,596
   257   STATS ChipPAC LTD (Singapore), ADR*                               1,562
 1,086   TriQuint Semiconductor, Inc.*                                     3,747
   157   Ultra Clean Holdings, Inc.*                                       1,011
         -----------------------------------------------------------------------
                                                                          61,404
         -----------------------------------------------------------------------

         TELECOMMUNICATIONS EQUIPMENT -- 3.2%
   111   Harmonic, Inc.*                                                   1,212
   500   Polycom, Inc.*                                                    8,093
         -----------------------------------------------------------------------
                                                                           9,305
         -----------------------------------------------------------------------

         TOYS & GAMES -- 1.0%
   160   Marvel Enterprises, Inc.*                                         2,816
         -----------------------------------------------------------------------
         Total Common Stocks                                             283,970
         (Cost $259,776)
         -----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.8%

         MONEY MARKET FUND -- 0.8%
 2,371   JPMorgan Prime Money Market Fund (a)                              2,371
         (Cost $2,371)
         -----------------------------------------------------------------------

         TOTAL INVESTMENTS -- 98.1%                                    $ 286,341
         (COST $262,147)
         OTHER ASSETS IN EXCESS OF
         LIABILITIES -- 1.9%                                               5,639
         -----------------------------------------------------------------------

         NET ASSETS -- 100.0%                                            291,980
         -----------------------------------------------------------------------

         Percentages indicated are based on net assets.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

Abbreviations

*     -- Non-income producing security.
(a) -- Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.
ADR   -- American Depositary Receipt.

SEE NOTES TO FINANCIAL STATEMENTS.

UNDISCOVERED MANAGERS FUNDS

STATEMENT OF ASSETS
AND LIABILITIES              AS OF FEBRUARY 28, 2005                 (Unaudited)
(Amounts in thousands, except per share amounts)

                                                           BEHAVIORAL         BEHAVIORAL               REIT           SMALL CAP
                                                          GROWTH FUND         VALUE FUND               FUND         GROWTH FUND
ASSETS
Investments in non-affiliates, at value              $        151,272   $         95,359   $        161,769    $        283,970
Investment in affiliates, at value                              5,247              6,024              1,426               2,371
-------------------------------------------------------------------------------------------------------------------------------
Total investment securities, at value                         156,519            101,383            163,195             286,341
-------------------------------------------------------------------------------------------------------------------------------
Cash                                                              372                 --                 --                 488
Receivables:
    Investment securities sold                                     --              1,844              4,197               2,938
    Fund shares sold                                              226              1,166                297               4,720
    Interest and dividends                                         36                 55                 84                  43
    Expense reimbursements                                          3                 --                 --                   1
-------------------------------------------------------------------------------------------------------------------------------
Total Assets                                                  157,156            104,448            167,773             294,531
-------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payables:
    Due to custodian                                               --                501                 --                  --
    Investment securities purchased                             2,266              1,687              2,881               1,669
    Fund shares redeemed                                          427                416                605                 534
Accrued liabilities:
    Investment advisory fees                                      111                 75                 89                 211
    Administration fees                                            16                  5                  8                  10
    Shareholder servicing fees                                      3                  6                 13                  22
    Distribution fees                                               3                  6                 --^                 --^
    Custodian fees                                                 16                 15                 11                  17
    Trustees' fees                                                  1                 --^                --^                  1
    Other                                                          72                 85                 99                  87
-------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                               2,915              2,796              3,706               2,551
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                           $        154,241   $        101,652   $        164,067    $        291,980
-------------------------------------------------------------------------------------------------------------------------------

^  Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                           BEHAVIORAL         BEHAVIORAL               REIT           SMALL CAP
                                                          GROWTH FUND         VALUE FUND               FUND         GROWTH FUND
NET ASSETS
Paid in capital                                      $        185,976   $         82,795   $        121,446    $        276,928
Accumulated net investment
income (loss)                                                    (747)              (306)            (1,090)               (871)
Accumulated net realized gain (loss)
on investments                                                (69,067)             1,467             17,526              (8,271)
Net unrealized appreciation
(depreciation) of investments                                  38,079             17,696             26,185              24,194
-------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                     $        154,241   $        101,652   $        164,067    $        291,980
-------------------------------------------------------------------------------------------------------------------------------
   Class A                                           $            357   $          9,355   $          1,398    $             30
   Class B                                           $            181   $            873   $             53    $             --
   Class C                                           $            217   $          6,752   $            114    $             --
   Institutional                                     $        141,433   $         84,672   $        162,502    $        291,950
   Investor                                          $         12,053   $             --   $             --    $             --
-------------------------------------------------------------------------------------------------------------------------------
Total                                                $        154,241   $        101,652   $        164,067    $        291,980
-------------------------------------------------------------------------------------------------------------------------------

Shares of beneficial interest outstanding
($0.001 par value; unlimited
number of shares authorized):
   Class A Shares                                                  17                330                 81                   3
   Class B Shares                                                   9                 31                  3                  --
   Class C Shares                                                  10                239                  7                  --
   Institutional Shares                                         6,552              2,981              9,325              30,461
   Investor Shares                                                570                 --                 --                  --
Net Asset Value:
   Class A Shares
   (and redemption price)                            $          21.16   $          28.35   $          17.44    $           9.56
   Class B Shares*                                   $          21.09   $          28.25   $          17.44    $             --
   Class C Shares *                                  $          21.09   $          28.25   $          17.39    $             --
   Institutional Shares
   (and redemption price)                            $          21.59   $          28.40   $          17.42    $           9.58
   Investor Shares
   (and redemption price)                            $          21.16   $             --   $             --    $             --
Class A Maximum Public Offering
Price Per Share (net asset value per
share/94.75%)                                        $          22.33   $          29.92   $          18.41    $          10.09
-------------------------------------------------------------------------------------------------------------------------------
Cost of investments                                  $        118,440   $         83,687   $        137,010    $        262,147
-------------------------------------------------------------------------------------------------------------------------------

*  Redemption price may be reduced by contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF
OPERATIONS         FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005        (Unaudited)
(Amounts in thousands)

                                                           BEHAVIORAL         BEHAVIORAL               REIT           SMALL CAP
                                                          GROWTH FUND         VALUE FUND               FUND         GROWTH FUND
INVESTMENT INCOME
Dividend                                             $            135   $            223   $          2,679    $            619
Dividend income from affiliated
investments*                                                       67                 58                 39                  87
-------------------------------------------------------------------------------------------------------------------------------
Total investment income                                           202                281              2,718                 706
-------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                          678                427                930               1,248
Administration fees                                               106                 60                132                 195
Shareholder servicing fees                                         66                 47                 89                 131
Distribution fees                                                  21                 19                  1                  --^
Custodian and accounting fees                                      23                 22                 19                  35
Printing and postage                                               21                 10                 15                  14
Professional fees                                                  35                 40                 46                  41
Registration fees                                                  46                 34                 40                  52
Transfer agent fees                                                33                 48                 37                  19
Trustees' fees                                                      1                  1                  1                   2
Other                                                               4                  3                  6                   8
-------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                  1,034                711              1,316               1,745
-------------------------------------------------------------------------------------------------------------------------------
Less amounts waived                                                68                102                412                 166
Less earnings credits                                              --^                --^                 1                  --^
Less expense reimbursements                                        18                 23                 16                   2
-------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                   948                586                887               1,577
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                     (746)              (305)             1,831                (871)
-------------------------------------------------------------------------------------------------------------------------------

^  Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                           BEHAVIORAL         BEHAVIORAL               REIT           SMALL CAP
                                                          GROWTH FUND         VALUE FUND               FUND         GROWTH FUND
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
transactions from:
   Investments                                                  2,183              3,568             27,256              (2,532)
Change in net unrealized
appreciation (depreciation) of:
   Investments                                                 28,812              7,911            (13,348)             32,146

Net realized and unrealized gain (loss)
on investments                                                 30,995             11,479             13,908              29,614
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                                      $         30,249   $         11,174   $         15,739    $         28,743
-------------------------------------------------------------------------------------------------------------------------------
*  Includes reimbursements of
   investment advisory, administration
   and shareholder servicing fees:                   $              6   $              5   $              4    $              8
-------------------------------------------------------------------------------------------------------------------------------

^  Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES
IN NET ASSETS               FOR THE PERIODS INDICATED                (Unaudited)
(Amounts in thousands)

                                                            BEHAVIORAL GROWTH FUND                BEHAVIORAL VALUE FUND
                                                     -----------------------------------   ------------------------------------
                                                       9/1/04 THROUGH         YEAR ENDED     9/1/04 THROUGH          YEAR ENDED
                                                              2/28/05            8/31/04            2/28/05             8/31/04
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income (loss)                         $           (746)  $         (1,504)  $           (305)   $           (285)
Net realized gain (loss) on
investments                                                     2,183             17,627              3,568               6,426
Change in net unrealized appreciation
(depreciation) of investments                                  28,812            (26,853)             7,911                (547)
-------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
   from operations                                             30,249            (10,730)            11,174               5,594
-------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net realized gain on
investment transactions                                            --                 --             (5,641)             (1,155)
-------------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                             --                 --             (5,641)             (1,155)
-------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                            (2,745)            23,219             32,454              18,659
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets                        27,504             12,489             37,987              23,098
-------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                           126,737            114,248             63,665              40,567
-------------------------------------------------------------------------------------------------------------------------------
End of period                                        $        154,241   $        126,737   $        101,652    $         63,665
-------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                                    $           (747)  $             (1)  $           (306)   $             (1)
-------------------------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                            REIT FUND                 SMALL CAP GROWTH FUND
                                                  ----------------------------     ---------------------------
                                                  9/1/04 THROUGH    YEAR ENDED     9/1/04 THROUGH   YEAR ENDED
                                                         2/28/05       8/31/04            2/28/05      8/31/04
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income (loss)                      $        1,831    $    5,162     $         (871)  $   (1,574)
Net realized gain (loss) from
investments                                               27,256        42,226             (2,532)      12,814
Change in net unrealized appreciation
(depreciation) of investments                            (13,348)        4,538             32,146      (32,069)
--------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                       15,739        51,926             28,743      (20,829)
--------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                                     (2,921)       (5,562)                --           --
Net realized gain on
investment transactions                                  (44,746)         (394)            (8,949)      (1,509)
--------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                  (47,667)       (5,956)            (8,949)      (1,509)
--------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                       19,785       (41,296)            92,860       79,129
--------------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets                  (12,143)        4,674            112,654       56,791
--------------------------------------------------------------------------------------------------------------
Beginning of period                                      176,210       171,536            179,326      122,535
--------------------------------------------------------------------------------------------------------------
End of period                                     $      164,067    $  176,210     $      291,980   $  179,326
--------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                                 $       (1,090)   $       --     $         (871)  $       --^
--------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

^  Amount rounds to less than one thousand.

JPMorgan Funds

NOTES TO FINANCIAL
STATEMENTS                                                           (Unaudited)

1. ORGANIZATION

Undiscovered Managers Funds ("UMF" or the "Trust") was organized on September 29, 1997 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company.

The following are four separate portfolios of the Trust (collectively, the "Funds").

                                               FUND    CLASSES OFFERED
       Undiscovered Managers Behavioral Growth Fund
                         ("Behavioral Growth Fund")    Class A, Class B, Class C, Institutional and Investor

        Undiscovered Managers Behavioral Value Fund
                          ("Behavioral Value Fund")    Class A, Class B, Class C and  Institutional

      Undiscovered Managers REIT Fund ("REIT Fund")    Class A, Class B, Class C and Institutional

        Undiscovered Managers Small Cap Growth Fund
                          ("Small Cap Growth Fund")    Class A, Class C and Institutional

On June 4, 2004, Behavioral Growth Fund commenced offerings of Class A, Class B and Class C shares; Behavioral Value Fund commenced offerings of Class A, Class B and Class C shares; REIT Fund commenced offerings of Class A, Class B and Class C shares; and Small Cap Growth Fund commenced offerings of Class A and Class C shares have been registered but are not publicly offered.

Class A shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Class A shares after eight years. No sales charges are assessed with respect to the Institutional Class and the Investor Class. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Class A shares for which front-end sales charges have been waived, may be subject to redemption charges as described in the Funds' prospectus.

On November 11, 2004, the Board of Trustees approved the reduction of the maximum front-end sales charge for Class A shares from 5.75% to 5.25% for shares purchased on or after November 15, 2004.

On August 19, 2004, the Small Cap Growth Fund changed its name from the UM Small Cap Growth Fund to Undiscovered Managers Small Cap Growth Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quoted by the Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities, other than convertible bonds, with a maturity of 61 days or more, will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. All short-term securities with a remaining maturity of 60 days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Funds apply fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Funds advisor, JPMIM, determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset value.

B. RESTRICTED AND ILLIQUID SECURITIES -- The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

C. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Funds first learn of the dividend. The Funds' record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds' adjust the estimated amounts of the components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

D. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

E. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

F. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

G. OTHER EXPENSES -- Other expenses in the Statement of Operations include fees related to insurance, pricing and reporting services.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to an Investment Advisory Agreement, JPMIM acts as the investment advisor to the Funds. JPMIM is a wholly owned subsidiary of JPMorgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co. The Advisor supervises the investments of each respective fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Funds' respective average daily net assets. The annual fee rate for each Fund is as follows:

                                                                      INVESTMENT
                                                                ADVISORY FEE (%)
FUND
Behavioral Growth Fund                                                      0.95%
Behavioral Value Fund                                                       1.05%
REIT Fund                                                                   1.05%
Small Cap Growth Fund                                                       0.95%

A sub-advisory agreement exists between the Advisor and the following Sub-Advisors:

                                    FUND   SUB-ADVISORS
                  Behavioral Growth Fund   Fuller & Thaler Asset Management, Inc.
                   Behavioral Value Fund   Fuller & Thaler Asset Management, Inc.
                   Small Cap Growth Fund   Mazama Capital Management, Inc.

The Advisor waived fees as outlined in Note 3.F.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Advisor has agreed to reimburse its advisory fee from the Funds in an amount sufficient to offset any doubling up of investment advisory, administration and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. DISTRIBUTION FEE -- Effective February 19, 2005, pursuant to a Distribution Agreement with JPMorgan Distribution Services, Inc. ("JPMDS" or "Distributor"), a wholly-owned subsidiary of JPMorgan Chase & Co., JPMDS serves as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMDS receives no compensation in its capacity as the Funds' underwriter. Prior to February 19, 2005, J.P. Morgan Fund Distributors, Inc. ("JPMFD"), a wholly-owned subsidiary of The BISYS Group, Inc., served as the Funds' exclusive underwriter. JPMFD received no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted a Distribution Plan (the "Distribution Plan") for Class A, B, C and a Service and Distribution Plan for Investor shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

                                                  CLASS A           CLASS B           CLASS C         INVESTOR
FUND
Behavioral Growth Fund                               0.25              0.75              0.75             0.35
Behavioral Value Fund                                0.25              0.75              0.75              n/a
REIT Fund                                            0.25              0.75              0.75              n/a
Small Cap Growth Fund                                0.25               n/a               n/a              n/a

In addition, JPMDS is entitled to receive the front-end sales charge from purchases of Class A shares and the contingent deferred sales charge ("CDSC") from redemptions of Class B and Class C shares.

For the period 2/19/05 to 2/28/05, JPMDS received the following amounts as Distributor (amounts in thousands):

                                                                  FRONT-END
                                                                      SALES
                                                    12b-1            CHARGE              CDSC
FUND
Behavioral Growth Fund                             $    1             $  --^             $ --^
Behavioral Value Fund                                   2                 3                 1
REIT Fund                                              --^               --^               --^
Small Cap Growth Fund                                  --^               --                --

^ Amount rounds to less than one thousand.

C. SHAREHOLDER SERVICING FEE -- Effective Febuary 19, 2005, the Trust has entered into a Shareholder Servicing Agreement on behalf of the Funds with JPMDS under which JPMDS provides account administration and personal account maintenance services to shareholders. For performing these services, JPMDS receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

                                                               INSTITUTIONAL
                                 CLASS A   CLASS B   CLASS C           CLASS
FUND
Behavioral Growth Fund              0.25      0.25      0.25            0.10
Behavioral Value Fund               0.25      0.25      0.25            0.10
REIT Fund                           0.25      0.25      0.25            0.10
Small Cap Growth Fund               0.25       n/a       n/a            0.10

In addition, JPMDS, Charles Schwab & Co. ("Schwab"), and UMF are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of the Funds available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The Funds are not responsible for payments to Schwab under the Schwab Agreements; however, in the event the servicing agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between Schwab and UMF is terminated, the Funds would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

JPMCB and JPMDS waived fees as outlined in Note 3.F.

Prior to February 19, 2005, JPMCB served as the Funds' Shareholder Servicing Agent. JPMCB was subject to the fee rates disclosed in the previous table.

D. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio custody and accounting services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on the uninvested cash balances held by the custodian. Such earning credits are presented separately in the Statement of Operations.

E. ADMINISTRATION FEE -- Effective February 19, 2005, Pursuant to the Administration Agreement, JPMorgan Funds Management, Inc. ("JPMFM or Administrator") an indirect, wholly-owned subsidiary of JPMorgan Chase & Co., provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate equal to 0.15% of the first $25 billion of the average daily net assets of all non-money market and all non-investor funds in the JPMorgan Fund Complex and 0.075% of the average daily net assets in excess of $25 billion of all such funds.

Prior to February 19, 2005, JPMCB served as the Funds' Administrator, subject to the same fee arrangements.

JPMCB and JPMFM waived Administration Fees and reimbursed expenses as outlined in Note 3.F. BISYS Funds Services, L.P. ("BISYS") serves as the Funds' sub-administrator and will continue to do so until mid-2005. For its services as sub-administrator, BISYS received a portion of the fees paid to JPMCB or JPMFM as Administrator. Beginning in mid-2005, J.P. Morgan Investor Services, Co. will serve as the Funds' sub-administrator. For its services as sub-administrator, J.P. Morgan Investor Services, Co. will receive a portion of the fees payable to the Administrator.

F. WAIVERS AND REIMBURSEMENTS -- The Administrator, the Advisor, and the Distributor have contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of the Funds' respective average daily net assets as shown in the table below (%):

                                                                                           INSTITUTIONAL        INVESTOR
                                                 CLASS A         CLASS B         CLASS C           CLASS           CLASS
FUND
Behavioral Growth Fund                              1.65            2.15            2.15            1.30            1.65
Behavioral Value Fund                               1.60            2.10            2.10            1.40             n/a
REIT Fund                                           1.40            1.90            1.90            1.00             n/a
Small Cap Growth Fund                               1.60             n/a             n/a            1.20             n/a

Prior to January 31, 2004, the contractual expense limitation of the Institutional Class of REIT Fund was 1.40%.

The contractual expense limitation agreements were in effect for the six months ended February 28, 2005 and are due to expire on December 31, 2006.

For the six months ended February 28, 2005 the Funds' service providers waived fees and contractually reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

                                                              CONTRACTUAL WAIVERS
                                           ---------------------------------------------------------
                                              INVESTMENT                     SHAREHOLDER                 CONTRACTUAL
                                                ADVISORY  ADMINISTRATION       SERVICING       TOTAL  REIMBURSEMENTS
FUND
Behavioral Growth Fund                     $          --   $           7   $          61   $      68   $          18
Behavioral Value Fund                                 42              49              11         102              23
REIT Fund                                            341              70               1         412              16
Small Cap Growth Fund                                 --             166              --^        166               2

^  Amount rounds to less than one thousand.

G. OTHER -- Certain officers of the Trust are officers of JPMorgan Chase & Co. and BISYS or their subsidiaries. Such officers received no compensation from the Funds for serving in their respective roles.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Advisor.

The Funds may use related party broker/dealers. For the six months ended February 28, 2005, Small Cap Growth Fund incurred $159 (amounts in thousands) of brokerage commissions with brokers/dealers affiliated with the Advisor.

The SEC has granted exemptive orders permitting each fund to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable fixed income instruments and tax exempt money market securities subject to certain conditions.

4. CLASS SPECIFIC EXPENSES

The Funds' class specific expenses for the six months ended February 28, 2005 are as follows (amounts in thousands):

                                               SHAREHOLDER
FUND                                             SERVICING      DISTRIBUTION   TRANSFER AGENT@
BEHAVIORAL GROWTH FUND
Class A                                    $            --^  $            --^  $             5
Class B                                                 --^               --^                4
Class C                                                 --^               --^                5
Institutional                                           66                --                13
Investor                                                --                21                 6
----------------------------------------------------------------------------------------------
Total                                      $            66   $            21   $            33

BEHAVIORAL VALUE FUND
Class A                                    $             5   $             6   $            16
Class B                                                  1                 2                 3
Class C                                                  4                11                 9
Institutional                                           37                --                20
----------------------------------------------------------------------------------------------
Total                                      $            47   $            19   $            48

REIT FUND
Class A                                    $             1   $             1   $            15
Class B                                                 --^               --^                1
Class C                                                 --^               --^                1
Institutional                                           88                --                20
----------------------------------------------------------------------------------------------
Total                                      $            89   $             1   $            37

SMALL CAP GROWTH FUND
Class A                                    $            --^  $            --^  $             2
Institutional                                          131                --                17
----------------------------------------------------------------------------------------------
Total                                      $           131   $            --^  $            19
----------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.
@ As of February 19, 2005, the transfer agent fee is no longer a class specific expense.

5. CLASS SPECIFIC DISTRIBUTIONS

The Funds' class specific distributions from net investment income and realized gain on investment transactions for the six months ended February 28, 2005, and the year ended August 31, 2004, are as follows (amounts in thousands):

                                       SIX MONTHS ENDED 2/28/05                   YEAR ENDED 8/31/04
                                 -------------------------------------   -------------------------------------
                                               NET                                     NET
                                 INVESTMENT INCOME       REALIZED GAIN   INVESTMENT INCOME       REALIZED GAIN
BEHAVIORAL GROWTH FUND
Class A                          $              --   $              --   $              --   $              --
Class B                                         --                  --                  --                  --
Class C                                         --                  --                  --                  --
Institutional                                   --                  --                  --                  --
Investor                                        --                  --                  --                  --
--------------------------------------------------------------------------------------------------------------
                                 $              --   $              --   $              --   $              --

BEHAVIORAL VALUE FUND
Class A                          $              --   $             384   $              --   $              --
Class B                                         --                  35                  --                  --
Class C                                         --                 267                  --                  --
Institutional                                   --               4,955                  --               1,155
--------------------------------------------------------------------------------------------------------------
                                 $              --   $           5,641   $              --   $           1,155

REIT FUND
Class A                          $               5   $             114   $              --   $              --
Class B                                         --^                  3                  --                  --
Class C                                          1                  11                  --                  --
Institutional                                2,915              44,618               5,562                 394
--------------------------------------------------------------------------------------------------------------
                                 $           2,921   $          44,746   $           5,562   $             394

SMALL CAP GROWTH FUND
Class A                          $              --   $              --^  $              --   $              --
Institutional                                   --               8,949                  --               1,509
--------------------------------------------------------------------------------------------------------------
                                 $              --   $           8,949   $              --   $           1,509
--------------------------------------------------------------------------------------------------------------

6. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2005, purchases and sales of investments (excluding short-term investments) are as follows (amounts in thousands):

                                       PURCHASES             SALES         PURCHASES             SALES
                                 (EXCLUDING U.S.   (EXCLUDING U.S.           OF U.S.           OF U.S.
                                     GOVERNMENT)       GOVERNMENT)        GOVERNMENT        GOVERNMENT
Behavioral Growth Fund           $        63,854   $        63,438   $            --   $            --
Behavioral Value Fund                     56,744            30,706                --                --
REIT Fund                                145,727           169,040                --                --
Small Cap Growth Fund                    166,567            86,508                --                --

7. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at February 28, 2005 were as follows (amounts in thousands):

                                                             GROSS             GROSS    NET UNREALIZED
                                       AGGREGATE        UNREALIZED        UNREALIZED     APPRECIATION/
                                            COST      APPRECIATION      DEPRECIATION    (DEPRECIATION)
FUND
Behavioral Growth Fund           $       118,440   $        40,093   $        (2,014)  $        38,079
Behavioral Value Fund                     83,687            19,995            (2,299)           17,696
REIT Fund                                137,010            26,853              (668)           26,185
Small Cap Growth Fund                    262,147            41,494           (17,300)           24,194

8. CONCENTRATIONS AND INDEMNIFICATIONS

REIT Fund invests primarily in shares of real estate investment trusts. While the Fund will not invest in real estate directly, the Fund may be subject to risks similar to those associated with direct ownership of real estate. These risks may include, but are not limited to, price movement as a result of interest rate fluctuations, general and local economic conditions, and heavy cash flow dependency, in addition to securities market risks.

All of the Funds may invest in companies with relatively small market capitalizations. The Funds will invest primarily in such companies. Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with stocks of larger companies. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations.

As of February 28, 2005, the Undiscovered Managers Small Cap Growth Fund invested 21.0% of its total investments in semi-conductors.

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. BORROWINGS

Effective February 19, 2005, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing.

Effective February 19, 2005, the Funds began relying upon an exemptive order ("Order") permitting the establishment and operation of an Interfund Lending Facility ("Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to UMF and may be relied upon by the Funds because they are investment companies in the same "group of investment companies" (as defined in Section 12(d)(1)(G) of the Investment Company Act of 1940).

As of February 28, 2005, no funds had oustanding borrowings from another fund or from the unsecured uncommitted credit facility.

10. CAPITAL SHARE TRANSACTIONS

Capital share transactions were as follows for the periods presented (amounts in thousands):

                                                   BEHAVIORAL GROWTH FUND                      BEHAVIORAL VALUE FUND
                                           ----------------------------------------   ----------------------------------------
                                             SIX MONTHS ENDED            YEAR ENDED     SIX MONTHS ENDED            YEAR ENDED
                                            FEBRUARY 28, 2005       AUGUST 31, 2004    FEBRUARY 28, 2005       AUGUST 31, 2004
CLASS A*
AMOUNT
     Shares sold                           $              357    $               --^  $            9,386    $               --^
     Shares issued in reinvestment
     of distributions                                      --                    --                  345                    --
     Shares redeemed                                      (35)                   --                 (656)                   --
------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in Fund
     shares outstanding                    $              322    $               --^  $            9,075    $               --^
------------------------------------------------------------------------------------------------------------------------------
SHARES
     Shares sold                                           18                    --^                 329                    --^
     Shares issued in reinvestment
     of distributions                                      --                    --                   12                    --
     Shares redeemed                                       (2)                   --                  (22)                   --
------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in Fund
     shares outstanding                                    16                    --^                 319                    --^
------------------------------------------------------------------------------------------------------------------------------

CLASS B*
AMOUNT
     Shares sold                           $              176    $               --^  $              754    $               --^
     Shares issued in reinvestment
     of distributions                                      --                    --                   32                    --
     Shares redeemed                                      (14)                   --                  (32)                   --
------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in Fund
     shares outstanding                    $              162    $               --^  $              754    $               --^
------------------------------------------------------------------------------------------------------------------------------
SHARES
     Shares sold                                            9                    --^                  27                    --^
     Shares issued in reinvestment
     of distributions                                      --                    --                    1                    --
     Shares redeemed                                       (1)                   --                   (1)                   --
------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in Fund
     shares outstanding                                     8                    --^                  27                    --^
------------------------------------------------------------------------------------------------------------------------------

* Class commenced operations on June 4, 2004.
^ Amount rounds to less than one thousand.


                                              BEHAVIORAL GROWTH FUND (CONTINUED)         BEHAVIORAL VALUE FUND (CONTINUED)
                                           ----------------------------------------   ----------------------------------------
                                             SIX MONTHS ENDED            YEAR ENDED     SIX MONTHS ENDED            YEAR ENDED
                                            FEBRUARY 28, 2005       AUGUST 31, 2004    FEBRUARY 28, 2005       AUGUST 31, 2004
CLASS C*
AMOUNT
     Shares sold                           $              207    $               --^  $            6,767    $               --^
     Shares issued in reinvestment
     of distributions                                      --                    --                  214                    --
     Shares redeemed                                      (19)                   --                 (342)                   --^
------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in Fund
     shares outstanding                    $              188    $               --^  $            6,639    $               --^
------------------------------------------------------------------------------------------------------------------------------
SHARES
     Shares sold                                           10                    --^                 237                    --^
     Shares issued in reinvestment
     of distributions                                      --                    --                    8                    --
     Shares redeemed                                       (1)                   --                  (12)                   --
------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in Fund
     shares outstanding                                     9                    --^                 233                    --^
------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
AMOUNT
     Shares sold                           $           10,453    $               63   $           31,688    $               41
     Shares issued in reinvestment
     of distributions                                      --                    --                4,818                     1
     Shares redeemed                                  (13,090)                  (41)             (20,520)                  (24)
------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in Fund
     shares outstanding                    $           (2,637)   $               22   $           15,986    $               18
------------------------------------------------------------------------------------------------------------------------------
SHARES
     Shares sold                                          522                     3                1,115                     2
     Shares issued in reinvestment
     of distributions                                      --                    --                  168                    --^
     Shares redeemed                                     (666)                   (2)                (724)                   (2)
------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in Fund
     shares outstanding                                  (144)                    1                  559                    --^
------------------------------------------------------------------------------------------------------------------------------

* Class commenced operations on June 4, 2004.
^ Amount rounds to less than one thousand.

                                              BEHAVIORAL GROWTH FUND (CONTINUED)
                                           ----------------------------------------
                                             SIX MONTHS ENDED            YEAR ENDED
                                            FEBRUARY 28, 2005       AUGUST 31, 2004
INVESTOR CLASS
AMOUNT
    Shares sold                            $            1,642    $                8
    Shares redeemed                                    (2,422)                   (7)
-----------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                     $             (780)   $                1
-----------------------------------------------------------------------------------
SHARES
    Shares sold                                            85                    --^
    Shares redeemed                                      (122)                   --^
-----------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                    (37)                   --^
-----------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                                          REIT FUND                              SMALL CAP GROWTH FUND
                                           ----------------------------------------   ----------------------------------------
                                             SIX MONTHS ENDED            YEAR ENDED     SIX MONTHS ENDED            YEAR ENDED
                                            FEBRUARY 28, 2005       AUGUST 31, 2004    FEBRUARY 28, 2005       AUGUST 31, 2004
CLASS A*
AMOUNT
    Shares sold                            $            1,377    $               --^  $               20    $               --^
    Shares issued in reinvestment
    of distributions                                        8                    --                   --                    --
    Shares redeemed                                       (13)                   --                   --                    --
------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                     $            1,372    $               --^  $               20    $               --^
------------------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                            75                    --^                   2                    --^
    Shares issued in reinvestment
    of distributions                                        1                    --                   --                    --
    Shares redeemed                                        (1)                   --                   --                    --
------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                     75                    --^                   2                    --^
------------------------------------------------------------------------------------------------------------------------------

* Class commenced operations on June 4, 2004.
^ Amount rounds to less than one thousand.

                                                    REIT FUND (CONTINUED)
                                           ----------------------------------------
                                             SIX MONTHS ENDED            YEAR ENDED
                                            FEBRUARY 28, 2005       AUGUST 31, 2004
CLASS B*
AMOUNT
    Shares sold                            $               40    $               --^
    Shares issued in reinvestment
    of distributions                                        3                    --
    Shares redeemed                                        --                    --
-----------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                     $               43    $               --^
-----------------------------------------------------------------------------------
SHARES
    Shares sold                                             2                    --^
    Shares issued in reinvestment
    of distributions                                       --^                   --
    Shares redeemed                                        --                    --
-----------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                      2                    --^
-----------------------------------------------------------------------------------

CLASS C*
AMOUNT
    Shares sold                            $              100    $               --^
    Shares issued in reinvestment
    of distributions                                       11                    --
    Shares redeemed                                        --                    --
-----------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                     $              111    $               --^
-----------------------------------------------------------------------------------
SHARES
    Shares sold                                             5                    --^
    Shares issued in reinvestment
    of distributions                                        1                    --
    Shares redeemed                                        --                    --
-----------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                      6                    --^
-----------------------------------------------------------------------------------

* Class commenced operations on June 4, 2004.
^ Amount rounds to less than one thousand.

                                                     REIT FUND (CONTINUED)                SMALL CAP GROWTH FUND (CONTINUED)
                                           ----------------------------------------   ----------------------------------------
                                             SIX MONTHS ENDED         YEAR ENDED        SIX MONTHS ENDED            YEAR ENDED
                                            FEBRUARY 28, 2005    AUGUST 31, 2004       FEBRUARY 28, 2005       AUGUST 31, 2004
INSTITUTIONAL CLASS
AMOUNT
    Shares sold                            $           19,271    $               56   $          133,717    $              134
    Shares issued in reinvestment
    of distributions                                   46,072                     6                8,470                     2
    Shares redeemed                                   (47,084)                 (103)             (49,347)                  (57)
------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                     $           18,259    $              (41)  $           92,840    $               79
------------------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                           950                     3               14,025                    13
    Shares issued in reinvestment
    of distributions                                    2,550                    --^                 844                    --^
    Shares redeemed                                    (2,471)                   (5)              (5,098)                   (5)
------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                  1,029                    (2)               9,771                     8
------------------------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

UNDISCOVERED MANAGERS FUNDS

FINANCIAL HIGHLIGHTS                                                 (Unaudited)

CLASS A SHARES

                                                            PER SHARE OPERATING PERFORMANCE:
                            ------------------------------------------------------------------------------------------------
                                           INCOME FROM INVESTMENT OPERATIONS:                LESS DISTRIBUTIONS:
                                        ---------------------------------------   ------------------------------------------
                                                         NET GAINS
                                                      OR LOSSES IN
                            NET ASSET          NET      SECURITIES                 DIVIDENDS
                               VALUE,   INVESTMENT           (BOTH   TOTAL FROM     FROM NET   DISTRIBUTIONS
                            BEGINNING       INCOME    REALIZED AND   INVESTMENT   INVESTMENT    FROM CAPITAL           TOTAL
                            OF PERIOD       (LOSS)     UNREALIZED)   OPERATIONS       INCOME           GAINS   DISTRIBUTIONS
BEHAVIORAL GROWTH FUND
9/1/04 Through 2/28/05      $   17.06        (0.14)@          4.24         4.10           --              --              --
6/4/04* Through 8/31/04     $   19.21        (0.06)@         (2.09)       (2.15)          --              --              --

BEHAVIORAL VALUE FUND
9/1/04 Through 2/28/05      $   26.05        (0.14)@          4.32         4.18           --            1.88            1.88
6/4/04* Through 8/31/04     $   27.33        (0.01)          (1.27)       (1.28)          --              --              --

REIT FUND
9/1/04 Through 2/28/05      $   21.26        (0.32)@          2.29         1.97         0.34            5.45            5.79
6/4/04* Through 8/31/04     $   18.88         0.05@           2.33         2.38           --              --              --

SMALL CAP GROWTH FUND
9/1/04 Through 2/28/05      $    8.66        (0.02)           1.23         1.21           --            0.31            0.31
6/4/04* Through 8/31/04     $   10.12        (0.03)          (1.43)       (1.46)          --              --              --

  * Commencement of offerering of class of shares.
(a) Not annualized for periods less than one year.
(1) Total return figures do not include the effect of any front-end or deferred sales loads.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                            PER SHARE OPERATING PERFORMANCE:
                            --------------------------------
                                NET ASSET
                               VALUE, END       TOTAL
                                OF PERIOD      RETURN (a)(1)
BEHAVIORAL GROWTH FUND
9/1/04 Through 2/28/05         $    21.16       24.03%
6/4/04* Through 8/31/04        $    17.06      (11.19%)

BEHAVIORAL VALUE FUND
9/1/04 Through 2/28/05         $    28.35       15.99%
6/4/04* Through 8/31/04        $    26.05       (4.68%)

REIT FUND
9/1/04 Through 2/28/05         $    17.44        8.45%
6/4/04* Through 8/31/04        $    21.26       12.61%

SMALL CAP GROWTH FUND
9/1/04 Through 2/28/05         $     9.56       13.81%
6/4/04* Through 8/31/04        $     8.66      (14.43%)

                                                                   RATIOS/SUPPLEMENTAL DATA:
                            -------------------------------------------------------------------------------------------------------
                                                              RATIOS TO AVERAGE NET ASSETS: #
                                          ----------------------------------------------------------------------
                                                                                                  NET INVESTMENT
                            NET ASSETS,                     NET               EXPENSES             INCOME (LOSS)
                                 END OF              INVESTMENT       WITHOUT WAIVERS,          WITHOUT WAIVERS,      PORTFOLIO
                                 PERIOD        NET       INCOME         REIMBURSEMENTS            REIMBURSEMENTS       TURNOVER
                            (THOUSANDS)   EXPENSES       (LOSS)   AND EARNINGS CREDITS      AND EARNINGS CREDITS           RATE (a)
BEHAVIORAL GROWTH FUND
9/1/04 Through 2/28/05      $       357       1.65%       (1.37%)                10.73%!!                 (10.45%)!!         46%
6/4/04* Through 8/31/04     $        18       1.65%       (1.45%)               136.82%!!                (136.62%)!!        161%

BEHAVIORAL VALUE FUND
9/1/04 Through 2/28/05      $     9,354       1.60%       (0.97%)                 2.65%                    (2.02%)           40%
6/4/04* Through 8/31/04     $       283       1.60%       (0.63%)                26.30%!!                 (25.33%)!!         63%

REIT FUND
9/1/04 Through 2/28/05      $     1,398       1.40%       (3.47%)                 7.50%!!                  (9.57%)!!         84%
6/4/04* Through 8/31/04     $       116       1.40%        0.97%                 51.41%!!                 (49.04%)!!         82%

SMALL CAP GROWTH FUND
9/1/04 Through 2/28/05      $        30       1.60%       (1.13%)                38.97%!!                 (38.50%)!!         35%
6/4/04* Through 8/31/04     $         9       1.60%       (1.27%)               142.07%!!                (141.74%)!!         58%

#   Short periods have been annualized.
@   Calculated based upon average shares outstanding.
!! Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS B SHARES

                                                              PER SHARE OPERATING PERFORMANCE:
                            -------------------------------------------------------------------------------------------------
                                           INCOME FROM INVESTMENT OPERATIONS:                  LESS DISTRIBUTIONS:
                                        ----------------------------------------   ------------------------------------------
                                                          NET GAINS
                                                       OR LOSSES IN
                            NET ASSET          NET       SECURITIES                 DIVIDENDS
                               VALUE,   INVESTMENT            (BOTH   TOTAL FROM     FROM NET   DISTRIBUTIONS
                            BEGINNING       INCOME     REALIZED AND   INVESTMENT   INVESTMENT    FROM CAPITAL           TOTAL
                            OF PERIOD       (LOSS)      UNREALIZED)   OPERATIONS       INCOME           GAINS   DISTRIBUTIONS
BEHAVIORAL GROWTH FUND
9/1/04 Through 2/28/05      $   17.04        (0.19)@           4.24         4.05           --              --              --
6/4/04* Through 8/31/04     $   19.21        (0.08)@          (2.09)       (2.17)          --              --              --

BEHAVIORAL VALUE FUND
9/1/04 Through 2/28/05      $   26.03        (0.20)@           4.30         4.10           --            1.88            1.88
6/4/04* Through 8/31/04     $   27.33        (0.02)           (1.28)       (1.30)          --              --              --

REIT FUND
9/1/04 Through 2/28/05      $   21.23        (0.43)@           2.36         1.93         0.27            5.45            5.72
6/4/04* Through 8/31/04     $   18.88         0.08@            2.27         2.35           --              --              --

  * Commencement of offerering of class of shares.
(a) Not annualized for periods less than one year.
(1) Total return figures do not include the effect of any front-end or deferred sales loads.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                            PER SHARE OPERATING PERFORMANCE:
                            --------------------------------
                                NET ASSET
                               VALUE, END       TOTAL
                                OF PERIOD      RETURN (a)(1)
BEHAVIORAL GROWTH FUND
9/1/04 Through 2/28/05         $    21.09       23.77%
6/4/04* Through 8/31/04        $    17.04      (11.30%)

BEHAVIORAL VALUE FUND
9/1/04 Through 2/28/05         $    28.25       15.69%
6/4/04* Through 8/31/04        $    26.03       (4.76%)

REIT FUND
9/1/04 Through 2/28/05         $    17.44        8.21%
6/4/04* Through 8/31/04        $    21.23       12.45%

                                                                   RATIOS/SUPPLEMENTAL DATA:
                            -------------------------------------------------------------------------------------------------------
                                                              RATIOS TO AVERAGE NET ASSETS: #
                                           ---------------------------------------------------------------------
                                                                                                  NET INVESTMENT
                             NET ASSETS,                     NET               EXPENSES            INCOME (LOSS)
                                  END OF              INVESTMENT       WITHOUT WAIVERS,         WITHOUT WAIVERS,      PORTFOLIO
                                  PERIOD        NET       INCOME         REIMBURSEMENTS           REIMBURSEMENTS       TURNOVER
                             (THOUSANDS)   EXPENSES       (LOSS)   AND EARNINGS CREDITS     AND EARNINGS CREDITS           RATE (a)
BEHAVIORAL GROWTH FUND
9/1/04 Through 2/28/05       $       181       2.15%       (1.86%)                11.33%!!                (11.04%)!!         46%
6/4/04* Through 8/31/04      $         9       2.15%       (1.95%)               137.40%!!               (137.20%)!!        161%

BEHAVIORAL VALUE FUND
9/1/04 Through 2/28/05       $       873       2.10%       (1.43%)                 3.60%                   (2.93%)           40%
6/4/04* Through 8/31/04      $       103       2.10%       (1.09%)                54.76%!!                (53.75%)!!         63%

REIT FUND
9/1/04 Through 2/28/05       $        53       1.90%       (4.50%)                 7.98%!!                (10.58%)!!         84%
6/4/04* Through 8/31/04      $        11       1.90%        1.74%                123.94%!!               (120.30%)!!         82%

#   Short periods have been annualized.
@   Calculated based upon average shares outstanding.
!! Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS C SHARES

                                                            PER SHARE OPERATING PERFORMANCE:
                            ------------------------------------------------------------------------------------------------
                                           INCOME FROM INVESTMENT OPERATIONS:                LESS DISTRIBUTIONS:
                                        ---------------------------------------   ------------------------------------------
                                                         NET GAINS
                                                      OR LOSSES IN
                            NET ASSET          NET      SECURITIES                 DIVIDENDS
                               VALUE,   INVESTMENT           (BOTH   TOTAL FROM     FROM NET   DISTRIBUTIONS
                            BEGINNING       INCOME    REALIZED AND   INVESTMENT   INVESTMENT    FROM CAPITAL           TOTAL
                            OF PERIOD       (LOSS)     UNREALIZED)   OPERATIONS       INCOME           GAINS   DISTRIBUTIONS
BEHAVIORAL GROWTH FUND
9/1/04 Through 2/28/05      $   17.04        (0.19)@          4.24         4.05           --              --              --
6/4/04* Through 8/31/04     $   19.21        (0.08)@         (2.09)       (2.17)          --              --              --

BEHAVIORAL VALUE FUND
9/1/04 Through 2/28/05      $   26.03        (0.21)@          4.31         4.10           --            1.88            1.88
6/4/04* Through 8/31/04     $   27.33        (0.02)          (1.28)       (1.30)          --              --              --

REIT FUND
9/1/04 Through 2/28/05      $   21.23        (0.40)@          2.32         1.92         0.31            5.45            5.76
6/4/04* Through 8/31/04     $   18.88         0.08@           2.27         2.35           --              --              --

  * Commencement of offerering of class of shares.
(a) Not annualized for periods less than one year.
(1) Total return figures do not include the effect of any front-end or deferred sales loads.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                            PER SHARE OPERATING PERFORMANCE:
                            --------------------------------
                                NET ASSET
                               VALUE, END       TOTAL
                                OF PERIOD      RETURN (a)(1)
BEHAVIORAL GROWTH FUND
9/1/04 Through 2/28/05         $    21.09       23.77%
6/4/04* Through 8/31/04        $    17.04      (11.30%)

BEHAVIORAL VALUE FUND
9/1/04 Through 2/28/05         $    28.25       15.69%
6/4/04* Through 8/31/04        $    26.03       (4.76%)

REIT FUND
9/1/04 Through 2/28/05         $    17.39        8.17%
6/4/04* Through 8/31/04        $    21.23       12.45%

                                                                    RATIOS/SUPPLEMENTAL DATA:
                             ------------------------------------------------------------------------------------------------------
                                                              RATIOS TO AVERAGE NET ASSETS: #
                                           ---------------------------------------------------------------------
                                                                                                  NET INVESTMENT
                             NET ASSETS,                     NET               EXPENSES            INCOME (LOSS)
                                  END OF              INVESTMENT       WITHOUT WAIVERS,         WITHOUT WAIVERS,      PORTFOLIO
                                  PERIOD        NET       INCOME         REIMBURSEMENTS           REIMBURSEMENTS       TURNOVER
                             (THOUSANDS)   EXPENSES       (LOSS)   AND EARNINGS CREDITS     AND EARNINGS CREDITS           RATE (a)
BEHAVIORAL GROWTH FUND
9/1/04 Through 2/28/05       $       217       2.15%       (1.86%)                11.45%!!                (11.16%)!!         46%
6/4/04* Through 8/31/04      $        14       2.15%       (1.95%)               117.48%!!               (117.28%)!!        161%

BEHAVIORAL VALUE FUND
9/1/04 Through 2/28/05       $     6,752       2.10%       (1.49%)                 3.00%                   (2.39%)           40%
6/4/04* Through 8/31/04      $       159       2.10%       (1.12%)                27.38%!!                (26.40%)!!         63%

REIT FUND
9/1/04 Through 2/28/05       $       114       1.90%       (4.27%)                 8.48%!!                (10.85%)!!         84%
6/4/04* Through 8/31/04      $        11       1.90%        1.74%                123.94%!!               (120.30%)!!         82%

#   Short periods have been annualized.
@   Calculated based upon average shares outstanding.
!! Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL CLASS SHARES

                                                             PER SHARE OPERATING PERFORMANCE:
                         ---------------------------------------------------------------------------------------------------------
                                       INCOME FROM INVESTMENT OPERATIONS:                     LESS DISTRIBUTIONS:
                                    ---------------------------------------  -----------------------------------------------------
                                                     NET GAINS
                                                  OR LOSSES IN
                         NET ASSET         NET      SECURITIES                DIVIDENDS
                            VALUE,  INVESTMENT           (BOTH   TOTAL FROM    FROM NET  DISTRIBUTIONS
                         BEGINNING      INCOME    REALIZED AND   INVESTMENT  INVESTMENT   FROM CAPITAL       RETURN          TOTAL
                         OF PERIOD      (LOSS)     UNREALIZED)   OPERATIONS      INCOME          GAINS   OF CAPITAL  DISTRIBUTIONS
BEHAVIORAL GROWTH FUND
9/1/04 Through 2/28/05   $   17.37       (0.10)@          4.32         4.22          --             --           --             --
Year Ended 8/31/04       $   18.55       (0.22)@         (0.96)       (1.18)         --             --           --             --
Year Ended 8/31/03       $   12.21       (0.14)@          6.48         6.34          --             --           --             --
Year Ended 8/31/02       $   14.47       (0.16)@         (2.10)       (2.26)         --             --           --             --
Year Ended 8/31/01       $   30.40       (0.22)@        (14.57)      (14.79)         --           1.14           --           1.14
Year Ended 8/31/00       $   21.38       (0.28)@          9.30         9.02          --             --           --             --

BEHAVIORAL VALUE FUND
9/1/04 Through 2/28/05   $   26.06       (0.10)@          4.32         4.22          --           1.88           --           1.88
Year Ended 8/31/04       $   22.80       (0.12)@          4.04         3.92          --           0.66           --           0.66
Year Ended 8/31/03       $   17.42       (0.12)@          6.84         6.72          --           1.34           --           1.34
Year Ended 8/31/02       $   21.06       (0.17)@         (3.20)       (3.37)         --           0.27           --           0.27
Year Ended 8/31/01       $   19.68       (0.13)@          1.51         1.38          --             --^          --             --^
Year Ended 8/31/00       $   15.11       (0.06)           5.33         5.27        0.06           0.64           --           0.70

REIT FUND
9/1/04 Through 2/28/05   $   21.22        0.21            1.79         2.00        0.35           5.45           --           5.80
Year Ended 8/31/04       $   16.44        0.53            4.84         5.37        0.55           0.04           --           0.59
Year Ended 8/31/03       $   15.33        0.49@           1.65         2.14        0.79           0.22         0.02           1.03
Year Ended 8/31/02       $   14.50        0.50@           0.80         1.30        0.41           0.06           --           0.47
Year Ended 8/31/01       $   12.47        0.52@           1.91         2.43        0.40             --           --           0.40
Year Ended 8/31/00       $   11.19        0.51@           1.26         1.77        0.49             --           --           0.49

  @ Calculated based upon average shares outstanding.
  ^ Amount is less than $0.005
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                            PER SHARE OPERATING PERFORMANCE:
                            --------------------------------
                                NET ASSET
                               VALUE, END          TOTAL
                                OF PERIOD         RETURN (a)
BEHAVIORAL GROWTH FUND
9/1/04 Through 2/28/05         $    21.59          24.29%
Year Ended 8/31/04             $    17.37          (6.36%)
Year Ended 8/31/03             $    18.55          51.93%
Year Ended 8/31/02             $    12.21         (15.62%)
Year Ended 8/31/01             $    14.47         (49.63%)
Year Ended 8/31/00             $    30.40          42.19%

BEHAVIORAL VALUE FUND
9/1/04 Through 2/28/05         $    28.40          16.14%
Year Ended 8/31/04             $    26.06          17.38%
Year Ended 8/31/03             $    22.80          41.56%
Year Ended 8/31/02             $    17.42         (16.16%)
Year Ended 8/31/01             $    21.06           7.03%
Year Ended 8/31/00             $    19.68          35.99%

REIT FUND
9/1/04 Through 2/28/05         $    17.42           8.64%
Year Ended 8/31/04             $    21.22          33.22%
Year Ended 8/31/03             $    16.44          15.14%
Year Ended 8/31/02             $    15.33           9.27%
Year Ended 8/31/01             $    14.50          19.83%
Year Ended 8/31/00             $    12.47          17.18%

                                                               RATIOS/SUPPLEMENTAL DATA:
                         ----------------------------------------------------------------------------------------------------
                                                         RATIOS TO AVERAGE NET ASSETS: #
                                       ---------------------------------------------------------------------
                                                                                              NET INVESTMENT
                         NET ASSETS,                     NET                 EXPENSES          INCOME (LOSS)
                              END OF              INVESTMENT         WITHOUT WAIVERS,       WITHOUT WAIVERS,    PORTFOLIO
                              PERIOD        NET       INCOME           REIMBURSEMENTS         REIMBURSEMENTS     TURNOVER
                         (THOUSANDS)   EXPENSES       (LOSS)     AND EARNINGS CREDITS   AND EARNINGS CREDITS         RATE (a)
BEHAVIORAL GROWTH FUND
9/1/04 Through 2/28/05   $   141,433       1.30%       (1.01%)                   1.40%                 (1.11%)         46%
Year Ended 8/31/04       $   116,342       1.30%       (1.14%)                   1.43%                 (1.27%)        161%
Year Ended 8/31/03       $   104,018       1.30%       (0.97%)                   1.47%                 (1.14%)        129%
Year Ended 8/31/02       $    64,968       1.30%       (1.16%)                   1.49%                 (1.35%)         94%
Year Ended 8/31/01       $   106,195       1.30%       (1.16%)                   1.43%                 (1.29%)         97%
Year Ended 8/31/00       $   263,268       1.30%       (0.97%)                   1.44%                 (1.11%)         90%

BEHAVIORAL VALUE FUND
9/1/04 Through 2/28/05   $    84,666       1.40%       (0.70%)                   1.63%                 (0.93%)         40%
Year Ended 8/31/04       $    63,120       1.40%       (0.56%)                   1.76%                 (0.92%)         63%
Year Ended 8/31/03       $    40,567       1.40%       (0.65%)                   1.75%                 (1.00%)         84%
Year Ended 8/31/02       $    28,045       1.40%       (0.84%)                   1.65%                 (1.09%)         59%
Year Ended 8/31/01       $    34,828       1.40%       (0.66%)                   1.69%                 (0.95%)         36%
Year Ended 8/31/00       $    21,015       1.40%       (0.35%)                   2.31%                 (1.26%)         54%

REIT FUND
9/1/04 Through 2/28/05   $   162,502       1.00%        2.08%                    1.46%                  1.62%          84%
Year Ended 8/31/04       $   176,072       1.17%        2.83%                    1.50%                  2.50%          82%
Year Ended 8/31/03       $   171,536       1.40%        3.27%                    1.48%                  3.19%          36%
Year Ended 8/31/02       $   128,456       1.40%        3.40%                    1.50%                  3.30%          33%
Year Ended 8/31/01       $    79,460       1.40%        3.90%                    1.63%                  3.67%          29%
Year Ended 8/31/00       $    44,558       1.40%        4.51%                    1.90%                  4.01%          64%

SEE NOTES TO FINANCIAL STATEMENTS.

                                                       PER SHARE OPERATING PERFORMANCE:
                           ----------------------------------------------------------------------------------------
                                            INCOME FROM INVESTMENT OPERATIONS:             LESS DISTRIBUTIONS:
                                        -----------------------------------------    ------------------------------
                                                          NET GAINS
                                                       OR LOSSES IN
                           NET ASSET           NET       SECURITIES
                              VALUE,    INVESTMENT            (BOTH    TOTAL FROM    DISTRIBUTIONS
                           BEGINNING        INCOME     REALIZED AND    INVESTMENT     FROM CAPITAL            TOTAL
                           OF PERIOD        (LOSS)      UNREALIZED)    OPERATIONS            GAINS    DISTRIBUTIONS
SMALL CAP GROWTH FUND
9/1/04 Through 2/28/05     $    8.67         (0.03)            1.25          1.22             0.31             0.31
Year Ended 8/31/04         $    9.37         (0.08)           (0.51)        (0.59)            0.11             0.11
Year Ended 8/31/03         $    6.05         (0.07)@           3.39          3.32               --               --
Year Ended 8/31/02         $    8.61         (0.09)@          (2.44)        (2.53)            0.03             0.03
10/2/00^ Through 8/31/01   $   12.50         (0.08)@          (3.81)        (3.89)              --               --

  ^ Commencement of operations.
  @ Calculated based upon average shares outstanding.
(a) Not annualized for periods less than one year.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                            PER SHARE OPERATING PERFORMANCE:
                            --------------------------------
                                NET ASSET
                               VALUE, END        TOTAL
                                OF PERIOD       RETURN (a)(1)
SMALL CAP GROWTH FUND
9/1/04 Through 2/28/05         $     9.58        13.91%
Year Ended 8/31/04             $     8.67        (6.42%)
Year Ended 8/31/03             $     9.37        54.88%
Year Ended 8/31/02             $     6.05       (29.50%)
10/2/00^ Through 8/31/01       $     8.61       (31.12%)

                                                                  RATIOS/SUPPLEMENTAL DATA:
                           ------------------------------------------------------------------------------------------------------
                                                             RATIOS TO AVERAGE NET ASSETS: #
                                          ----------------------------------------------------------------------
                                                                                                  NET INVESTMENT
                           NET ASSETS,                       NET                EXPENSES           INCOME (LOSS)
                                END OF                INVESTMENT        WITHOUT WAIVERS,        WITHOUT WAIVERS,    PORTFOLIO
                                PERIOD         NET        INCOME          REIMBURSEMENTS          REIMBURSEMENTS     TURNOVER
                           (THOUSANDS)    EXPENSES        (LOSS)    AND EARNINGS CREDITS    AND EARNINGS CREDITS         RATE (a)
SMALL CAP GROWTH FUND
9/1/04 Through 2/28/05     $   291,950        1.20%        (0.66%)                  1.32%                  (0.78%)         35%
Year Ended 8/31/04         $   179,317        1.20%        (0.98%)                  1.38%                  (1.16%)         58%
Year Ended 8/31/03         $   122,535        1.20%        (1.08%)                  1.44%                  (1.32%)         79%
Year Ended 8/31/02         $    40,418        1.20%        (1.14%)                  1.54%                  (1.48%)        133%
10/2/00^ Through 8/31/01   $    40,391        1.20%        (0.88%)                  1.83%                  (1.51%)        127%

(1) Total return figures do not include the effect of any front-end or deferred sales loads.
  # Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                   PER SHARE OPERATING PERFORMANCE:
                         -----------------------------------------------------------------------------------
                                        INCOME FROM INVESTMENT OPERATIONS:          LESS DISTRIBUTIONS:
                                     ---------------------------------------   -----------------------------
                                                      NET GAINS
                                                   OR LOSSES IN
                         NET ASSET          NET      SECURITIES
                            VALUE,   INVESTMENT           (BOTH   TOTAL FROM   DISTRIBUTIONS
                         BEGINNING       INCOME    REALIZED AND   INVESTMENT    FROM CAPITAL           TOTAL
                         OF PERIOD       (LOSS)     UNREALIZED)   OPERATIONS           GAINS   DISTRIBUTIONS
BEHAVIORAL GROWTH FUND
9/1/04 Through 2/28/05   $   17.06        (0.13)@          4.23         4.10              --              --
Year Ended 8/31/04       $   18.27        (0.28)@         (0.93)       (1.21)             --              --
Year Ended 8/31/03       $   12.07        (0.18)@          6.38         6.20              --              --
Year Ended 8/31/02       $   14.32        (0.21)@         (2.04)       (2.25)             --              --
Year Ended 8/31/01       $   30.21        (0.28)@        (14.47)      (14.75)           1.14            1.14
Year Ended 8/31/00       $   21.31        (0.38)@          9.28         8.90              --              --

  @ Calculated based upon average shares outstanding.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

                         PER SHARE OPERATING PERFORMANCE:
                         --------------------------------
                          NET ASSET
                         VALUE, END                 TOTAL
                          OF PERIOD                RETURN (a)
BEHAVIORAL GROWTH FUND
9/1/04 Through 2/28/05   $    21.16                 24.03%
Year Ended 8/31/04       $    17.06                 (6.62%)
Year Ended 8/31/03       $    18.27                 51.37%
Year Ended 8/31/02       $    12.07                (15.71%)
Year Ended 8/31/01       $    14.32                (49.82%)
Year Ended 8/31/00       $    30.21                 41.76%

                                                              RATIOS/SUPPLEMENTAL DATA:
                         ---------------------------------------------------------------------------------------------------
                                                          RATIOS TO AVERAGE NET ASSETS: #
                                       --------------------------------------------------------------------
                                                                                             NET INVESTMENT
                         NET ASSETS,                     NET                EXPENSES          INCOME (LOSS)
                              END OF              INVESTMENT        WITHOUT WAIVERS,       WITHOUT WAIVERS,    PORTFOLIO
                              PERIOD        NET       INCOME          REIMBURSEMENTS         REIMBURSEMENTS     TURNOVER
                         (THOUSANDS)   EXPENSES       (LOSS)    AND EARNINGS CREDITS   AND EARNINGS CREDITS         RATE (a)
BEHAVIORAL GROWTH FUND
9/1/04 Through 2/28/05   $    12,053       1.65%       (1.36%)                  1.73%                 (1.44%)         46%
Year Ended 8/31/04       $    10,354       1.65%       (1.48%)                  1.84%                 (1.67%)        161%
Year Ended 8/31/03       $    10,230       1.65%       (1.32%)                  1.82%                 (1.49%)        129%
Year Ended 8/31/02       $     6,301       1.65%       (1.51%)                  1.84%                 (1.70%)         94%
Year Ended 8/31/01       $     8,114       1.65%       (1.51%)                  1.78%                 (1.64%)         97%
Year Ended 8/31/00       $    19,077       1.65%       (1.32%)                  1.82%                 (1.49%)         90%

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

SCHEDULE OF SHAREHOLDER EXPENSES

Hypothetical $1,000 Investment at Beginning of Period
February 28, 2005
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees: and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, September 1, 2004, and continued to hold your shares at the end of the reporting period, February 28, 2005.

ACTUAL EXPENSES

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                       EXPENSES PAID
                                      BEGINNING              ENDING    DURING PERIOD
                                 ACCOUNT VALUE,      ACCOUNT VALUE,   SEPTEMBER 1 TO      ANNUALIZED
                              SEPTEMBER 1, 2004   FEBRUARY 28, 2005     FEBRUARY 28*   EXPENSE RATIO
BEHAVIORAL GROWTH FUND
CLASS A
    Actual period return      $           1,000   $           1,240   $         9.17            1.65%
    Hypothetical              $           1,000   $           1,017   $         8.25            1.65%
CLASS B
    Actual period return      $           1,000   $           1,238   $        11.93            2.15%
    Hypothetical              $           1,000   $           1,014   $        10.74            2.15%
CLASS C
    Actual period return      $           1,000   $           1,238   $        11.93            2.15%
    Hypothetical              $           1,000   $           1,014   $        10.74            2.15%
INSTITUTIONAL
    Actual period return      $           1,000   $           1,243   $         7.23            1.30%
    Hypothetical              $           1,000   $           1,019   $         6.51            1.30%
INVESTOR
    Actual period return      $           1,000   $           1,240   $         9.17            1.65%
    Hypothetical              $           1,000   $           1,017   $         8.25            1.65%

BEHAVIORAL VALUE FUND
CLASS A
    Actual period return      $           1,000   $           1,160   $         8.57            1.60%
    Hypothetical              $           1,000   $           1,017   $         8.00            1.60%
CLASS B
    Actual period return      $           1,000   $           1,157   $        11.23            2.10%
    Hypothetical              $           1,000   $           1,015   $        10.49            2.10%
CLASS C
    Actual period return      $           1,000   $           1,157   $        11.23            2.10%
    Hypothetical              $           1,000   $           1,015   $        10.49            2.10%
INSTITUTIONAL
    Actual period return      $           1,000   $           1,161   $         7.50            1.40%
    Hypothetical              $           1,000   $           1,018   $         7.01            1.40%

                                                                       EXPENSES PAID
                                      BEGINNING              ENDING    DURING PERIOD
                                 ACCOUNT VALUE,      ACCOUNT VALUE,   SEPTEMBER 1 TO      ANNUALIZED
                              SEPTEMBER 1, 2004   FEBRUARY 28, 2005     FEBRUARY 28*   EXPENSE RATIO
REIT FUND
CLASS A
    Actual period return      $           1,000   $           1,085   $         7.24            1.40%
    Hypothetical              $           1,000   $           1,018   $         7.01            1.40%
CLASS B
    Actual period return      $           1,000   $           1,082   $         9.81            1.90%
    Hypothetical              $           1,000   $           1,016   $         9.50            1.90%
CLASS C
    Actual period return      $           1,000   $           1,082   $         9.81            1.90%
    Hypothetical              $           1,000   $           1,016   $         9.50            1.90%
INSTITUTIONAL
    Actual period return      $           1,000   $           1,086   $         5.17            1.00%
    Hypothetical              $           1,000   $           1,020   $         5.01            1.00%

SMALL CAP GROWTH FUND
CLASS A
    Actual period return      $           1,000   $           1,138   $         8.48            1.60%
    Hypothetical              $           1,000   $           1,017   $         8.00            1.60%
INSTITUTIONAL
    Actual period return      $           1,000   $           1,139   $         6.36            1.20%
    Hypothetical              $           1,000   $           1,019   $         6.01            1.20%

* Expenses are equal to the Class' annualized expense ratio in the table above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

A Special Meeting of Shareholders of Undiscovered Managers Funds ("UMF") was held on January 20, 2005, and adjourned and reconvened on February 3, 2005, at 522 Fifth Avenue, New York, New York 10036 for purposes of asking shareholders to consider the following proposals:

To elect thirteen (13) Trustees for each JPMorgan Fund. A majority of the shareholders of UMF approved the election of each Trustee by the following votes:

                                   AFFIRMATIVE   NEGATIVE
William J. Armstrong                28,999,018    341,963
Roland R. Eppley, Jr.               29,002,689    338,292
John F. Finn                        28,731,645    609,336
Dr. Matthew Goldstein               28,984,001    356,980
Robert J. Higgins                   28,993,456    347,525
Peter C. Marshall                   28,730,403    610,578
Marilyn McCoy                       28,725,264    615,717
William G. Morton, Jr.              28,996,695    344,286
Robert A. Oden, Jr.                 28,726,407    614,574
Fergus Reid III                     28,993,721    347,260
Frederick W. Ruebeck                28,732,195    608,787
James J. Schonbachler               28,996,976    344,005
Leonard M. Spalding, Jr.            28,994,091    346,890

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent auditors, who express no opinion thereon.

CONTACT JPMORGAN FUNDS SERVICE CENTER AT 1-800-480-4111 FOR A FUND PROSPECTUS. YOU CAN ALSO VISIT US AT www.undiscoveredmanagers.com. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES AND RISK AS WELL AS CHARGES AND EXPENSES OF THE MUTUAL FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE MUTUAL FUND. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

No sooner than 30 days after the end of each month, each Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the Funds' website at www.undiscoveredmanagers.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of each Fund's policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the SEC's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record for the 12-month period ended June 30, 2004 is available on the SEC's website at www.sec.gov or at the Fund's website at www.undiscoveredmanagers.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

JPMorgan Funds Fulfillment Center                               PRSRT STD
6112 W. 73rd Street                                             U.S. POSTAGE
Bedford Park, IL 60638                                          PAID
                                                                PERMIT 2891
                                                                KANSAS CITY, MO


(C) J.P. Morgan Chase & Co., 2005
All rights reserved. February 2005.                                   SAN-UM-205

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                 (i) Has at least one audit committee financial expert serving on its audit committee; or

                 (ii) Does not have an audit committee financial expert serving on its audit committee.

         (2) If the registrant provides the disclosure required by paragraph
             (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                 (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                 (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

         (3) If the registrant provides the disclosure required by paragraph
             (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         (2) Disclose the percentage of services described in each of paragraphs
(b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

        (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

        File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

        (a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

        Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of
        Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

        (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

        (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

EFFECTIVE FEBRUARY 19, 2005, THE REGISTRANT CHANGED ITS ADMINISTRATOR FROM JPMORGAN CHASE BANK TO JPMORGAN FUNDS MANAGEMENT, INC. THE ADMINISTRATOR PREPARES FINANCIAL REPORTS AND ADMINISTRATIVE FILINGS ON BEHALF OF THE REGISTRANT. ALL PRE-EXISTING POLICIES AND PROCEDURES REMAIN SUBSTANTIALLY THE SAME.

ITEM 12. EXHIBITS.

        (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

        (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE.

        (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

        (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

        (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO RULE 30a-2(b) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

                           [See General Instruction F]

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        Undiscovered Managers Funds
             -------------------------------------------------------------------
By (Signature and Title)*              /s/ George C.W. Gatch
                         -------------------------------------------------------
                                    George C.W. Gatch, President

Date  May 9, 2005
    ----------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Stephanie J. Dorsey
                         -------------------------------------------------------
                                  Stephanie J. Dorsey, Treasurer

Date  May 9, 2005
    ----------------------------------------------------------------------------

By (Signature and Title)*              /s/ George C.W. Gatch
                         -------------------------------------------------------
                                    George C.W. Gatch, President

Date  May 9, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.

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